Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Unaudited)
June 30, 2025
|
June 30, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 9.0%
Aaset LLC ,
440,616 Series 2022-1A-A 6.00%
(a)
05/16/2047 448,059
Aaset Ltd. ,
663,868 Series 2024-2A-B 6.61%
(a)
09/16/2049 689,404
Aaset Trust ,
404,398 Series 2021-2A-A 2.80%
(a)
01/15/2047 378,241
472,659 Series 2024-1A-A1 6.26%
(a)
05/16/2049 488,583
478,581 Series 2024-1A-B 6.90%
(a)
05/16/2049 485,420
731,630 Series 2025-1A-A 5.94%
(a)
02/16/2050 750,158
Affirm Asset Securitization Trust ,
650,000 Series 2024-X1-B 6.34%
(a)
05/15/2029 651,545
975,000 Series 2025-X1-B 5.19%
(a)
04/15/2030 976,212
Affirm Master Trust ,
1,250,000 Series 2025-1A-C 5.28%
(a)
02/15/2033 1,257,144
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 605,880
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 2,050,437
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(a)
10/15/2033 609,740
1,300,000 Series 2025-REV1-C 6.06%
(a)
05/15/2034 1,305,930
Business Jet Securities LLC ,
442,625 Series 2024-2A-B 5.75%
(a)
09/15/2039 439,374
Carvana Auto Receivables Trust ,
34,861 Series 2023-P5-A2 5.77%
(a)
04/12/2027 34,873
Castlelake Aircraft Structured Trust ,
486,728 Series 2025-1A-A 5.78%
(a)
02/15/2050 497,356
Cherry Securitization Trust ,
550,000 Series 2025-1A-A 6.13%
(a)
11/15/2032 556,026
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(a)
11/22/2049 503,099
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 726,211
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 514,373
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 252,980
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-2A-A2 5.84%
(a)
02/25/2050 1,013,389
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 488,362
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 487,558
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 499,449
Diamond Resorts Owner Trust ,
78,125 Series 2021-1A-A 1.51%
(a)
11/21/2033 77,706
Dividend Solar Loans LLC ,
394,496 Series 2018-1-B 4.29%
(a)
07/20/2038 366,138
EWC Master Issuer LLC ,
485,000 Series 2022-1A-A2 5.50%
(a)
03/15/2052 478,310
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(a)
07/25/2054 507,775
GoodLeap Home Improvement Solutions Trust ,
900,000 Series 2025-2A-B 5.98%
(a)
06/20/2049 912,947
Hilton Grand Vacations Trust ,
124,160 Series 2022-1D-C 4.69%
(a)
06/20/2034 123,114
Horizon Aircraft Finance IV Ltd. ,
481,250 Series 2024-1-A 5.38%
(a)
09/15/2049 482,470
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 959,748
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(a)
09/17/2041 1,112,559
Jack in the Box Funding LLC ,
233,750 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 208,810
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lendbuzz Securitization Trust ,
205,952 Series 2022-1A-A 4.22%
(a)
05/17/2027 205,447
Lunar Structured Aircraft Portfolio Notes ,
694,202 Series 2021-1-A 2.64%
(a)
10/15/2046 646,647
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 307,383
Mosaic Solar Loan Trust ,
462,183 Series 2018-2GS-A 4.20%
(a)
02/22/2044 431,381
545,157 Series 2024-1A-A 5.50%
(a)
09/20/2049 533,729
Pagaya AI Debt Trust ,
205,838 Series 2024-1-A 6.66%
(a)
07/15/2031 207,196
Pret LLC ,
1,561,774 Series
2024-NPL6-A1 5.93%
(a)(b)
10/25/2054 1,560,428
1,646,546 Series
2025-NPL2-A1 5.84%
(a)(b)
03/25/2055 1,641,581
Progress Residential Trust ,
2,680,996 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,562,093
2,500,000 Series 2024-SFR4-C 3.33%
(a)
07/17/2041 2,330,278
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 499,937
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 658,719
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 489,887
SERVPRO Master Issuer LLC ,
493,750 Series 2024-1A-A2 6.17%
(a)
01/25/2054 509,497
SMB Private Education Loan Trust ,
477,929 Series 2021-A-B 2.31%
(a)
01/15/2053 463,975
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(a)
02/27/2034 507,451
1,500,000 Series 2025-2-B 4.97%
(a)
06/25/2034 1,521,348
Subway Funding LLC ,
298,500 Series 2024-1A-A23 6.51%
(a)
07/30/2054 307,056
398,000 Series 2024-3A-A23 5.91%
(a)
07/30/2054 395,176
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 504,914
Textainer Marine Containers VII Ltd. ,
322,000 Series 2024-1A-A 5.25%
(a)
08/20/2049 322,951
Theorem Funding Trust ,
36,334 Series 2023-1A-A 7.58%
(a)
04/15/2029 36,463
TierPoint Issuer LLC ,
83,333 Series 2023-1A-A2 6.00%
(a)
06/25/2053 83,383
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(a)
08/17/2041 1,995,627
USQ Rail III LLC ,
492,341 Series 2024-1A-A 4.99%
(a)
09/28/2054 496,329
VCAT LLC ,
847,001 Series
2025-NPL1-A1 5.88%
(a)(b)
01/25/2055 849,278
VOLT C LLC ,
95,376 Series
2021-NP10-A1 5.99%
(a)(b)
05/25/2051 95,290
169,780 Series
2021-NPL9-A1 5.99%
(a)(b)
05/25/2051 169,665
Washington Mutual WMABS Trust ,
3,506,224 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.55%, 0.44%
Floor ) 4.87% 02/25/2037 1,101,800

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Zayo Issuer LLC ,
750,000 Series 2025-1A-B 6.09%
(a)
03/20/2055 760,860
Total Asset Backed Obligations
(Cost $43,151,324) 44,135,149
BANK LOANS 2.4%
1261229 BC Ltd. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 10.56% 10/08/2030 24,166
Acrisure LLC ,
144,087 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 11/06/2030 143,918
Acuris Finance U.S., Inc. ,
53,115 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 02/16/2028 53,231
ADMI Corp. ,
63,941 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.19% 12/23/2027 61,143
AI Aqua Merger Sub, Inc. ,
228,078 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.25%, 0.50%
Floor ) 7.42% 07/31/2028 228,012
Alera Group, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 05/31/2032 90,371
Alliant Holdings Intermediate LLC ,
108,356 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/19/2031 108,504
Allied Universal Holdco LLC ,
125,363 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.18% 05/12/2028 126,102
Altice France SA ,
29,622 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50% ) 9.76% 08/15/2028 26,915
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
American Airlines, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 05/28/2032 90,697
AmWINS Group, Inc. ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor ) 6.58% 01/30/2032 79,717
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 02/23/2032 10,279
Apro LLC ,
114,412 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 8.06% 07/09/2031 114,269
Arches Buyer, Inc. ,
64,830 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.68% 12/06/2027 64,113
Ardonagh Group Finco Pty. Ltd. ,
125,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.75% ) 7.31% 02/18/2031 124,375
Ascend Learning LLC ,
188,809 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.33% 12/11/2028 188,995
Aspire Bakeries Holdings LLC ,
59,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.58% 12/22/2030 59,855
Asurion LLC ,
74,118 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.68% 08/21/2028 73,436
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.58% 09/19/2030 19,455

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
AthenaHealth Group, Inc. ,
187,818 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor ) 7.08% 02/15/2029 187,841
Aveanna Healthcare LLC ,
191,955 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.18% 07/17/2028 188,297
Bausch + Lomb Corp. ,
29,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.33% 09/29/2028 29,536
205,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25% ) 8.57% 01/15/2031 205,642
BCPE Empire Holdings, Inc. ,
128,159 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.58% 12/11/2030 127,582
Beach Acquisition Bidco LLC ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.32% 06/25/2032 55,344
Boxer Parent Co., Inc. ,
159,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.33% 07/30/2031 158,791
76,463 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 10.08% 07/30/2032 74,600
Brand Industrial Services, Inc. ,
54,350 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor ) 8.78% 08/01/2030 45,712
Broadstreet Partners, Inc. ,
44,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 06/16/2031 44,654
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Brown Group Holding LLC ,
34,547 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor ) 6.83% 07/01/2031 34,621
Camelot U.S. Acquisition LLC ,
41,845 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 01/31/2031 41,466
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 01/31/2031 80,150
Cengage Learning, Inc. ,
29,701 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor ) 7.83% 03/24/2031 29,806
Central Parent LLC ,
19,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 07/06/2029 16,667
Clarios Global LP ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 01/28/2032 230,504
Clearwater Analytics LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.52% 04/21/2032 15,019
Cloud Software Group, Inc. ,
54,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 03/21/2031 54,929
ClubCorp Holdings, Inc. ,
121,155 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00% ) 9.56% 09/18/2026 121,458
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 7.50% 04/13/2029 33,001

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Colossus Acquireco LLC ,
245,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 6.07% 06/14/2032 243,683
CommScope, Inc. ,
137,834 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.58% 12/18/2029 139,715
Construction Partners, Inc. ,
69,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.83% 11/03/2031 69,955
Corpay Technologies Operating Co. LLC ,
19,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.08% 04/28/2028 19,925
Cotiviti, Inc. ,
83,792 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 05/01/2031 83,504
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 03/26/2032 84,699
Creative Artists Agency LLC ,
9,949 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 10/01/2031 9,990
Crown Finance U.S., Inc. ,
49,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/02/2031 49,850
CSC Holdings LLC ,
19,637 Senior Secured
First Lien Term
Loan (US Prime
Rate + 1.50% ) 9.00% 04/15/2027 19,157
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.81% 01/18/2028 24,702
Cube Industrial Buyer, Inc. ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.52% 10/18/2031 231,509
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DexKo Global, Inc. ,
54,476 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.19% 10/04/2028 52,264
DG Investment Intermediate Holdings 2, Inc. ,
118,362 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.75%
Floor ) 7.94% 03/31/2028 118,727
DIRECTV Financing LLC ,
3,235 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor ) 9.54% 08/02/2027 3,252
EAB Global, Inc. ,
59,449 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 08/16/2030 58,483
Eagle Parent Corp. ,
144,042 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 04/02/2029 143,082
Edelman Financial Engines Center LLC (The) ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.58% 10/20/2028 35,188
EG Finco Ltd. ,
30,335 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.58% 02/07/2028 30,511
EMRLD Borrower LP ,
64,513 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.83% 08/04/2031 64,490
Fertitta Entertainment LLC ,
141,995 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.83% 01/29/2029 142,000
Flutter Financing BV ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.30% 06/04/2032 35,044

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Focus Financial Partners LLC ,
183,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 09/15/2031 183,792
Freeport LNG Investments LLLP ,
100,497 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.52% 12/21/2028 100,728
Gainwell Acquisition Corp. ,
205,219 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.40% 10/01/2027 198,190
Garda World Security Corp. ,
19,098 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.31% 02/01/2029 19,156
GBT U.S. III LLC ,
39,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.78% 07/25/2031 39,916
GC Ferry Acquisition I, Inc. ,
106,771 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.82% 06/02/2032 105,036
Gen Digital, Inc. ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.08% 04/16/2032 99,950
GFL Environmental Services, Inc. ,
125,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.82% 03/03/2032 125,234
GIP Pilot Acquisition Partners LP ,
19,483 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.28% 10/04/2030 19,572
Golden State Foods LLC ,
34,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.56% 12/04/2031 34,948
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Grant Thornton Advisors LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 06/02/2031 85,244
Gray Media, Inc. ,
29,675 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 12/01/2028 28,808
Great Outdoors Group LLC ,
68,107 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.58% 01/23/2032 68,117
Hamilton Projects Acquiror LLC ,
14,325 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 05/30/2031 14,391
Herc Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 06/02/2032 30,150
Hexion Holdings Corp. ,
103,588 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.31% 03/15/2029 103,490
Hightower Holding LLC ,
149,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.26% 02/03/2032 149,351
HUB International Ltd. ,
63,858 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.50%, 0.75%
Floor ) 6.77% 06/20/2030 64,121
Hunter Douglas, Inc. ,
72,522 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.55% 01/16/2032 72,355
Husky Injection Molding Systems Ltd. ,
183,523 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50% ) 8.78% 02/15/2029 184,244

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
INEOS U.S. Finance LLC ,
103,431 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 02/18/2030 99,395
44,551 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 02/07/2031 42,613
INEOS U.S. Petrochem LLC ,
74,063 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.68% 04/02/2029 69,156
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.68% 10/07/2031 45,698
Kaman Corp. ,
127,931 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 7.08% 02/26/2032 127,941
Kaseya, Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 03/05/2032 30,077
Kronos Acquisition Holdings, Inc. ,
34,638 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 06/27/2031 31,139
LBM Acquisition LLC ,
188,658 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.16% 06/06/2031 176,867
LC Ahab U.S. Bidco LLC ,
94,599 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 05/01/2031 94,658
Life Time, Inc. ,
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.79% 10/22/2031 49,943
LifePoint Health, Inc. ,
139,005 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.01% 05/19/2031 137,745
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lumen Technologies, Inc. ,
21,858 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35% ) 6.79% 04/16/2029 21,626
Madison IAQ LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.51% 05/06/2032 105,415
Madison Safety & Flow LLC ,
34,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 09/26/2031 34,846
Mavis Tire Express Services Topco Corp. ,
24,938 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.33% 05/04/2028 24,957
McAfee Corp. ,
59,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 03/01/2029 57,810
Medline Borrower LP ,
49,625 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor ) 6.58% 10/23/2028 49,738
MH Sub I LLC ,
72,419 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.58% 12/31/2031 63,118
Michaels Cos., Inc. (The) ,
29,922 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.81% 04/17/2028 25,153
Minimax Viking GmbH ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.58% 03/17/2032 25,141
Mitchell International, Inc. ,
103,708 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.58% 06/17/2031 103,742

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor ) 9.58% 06/07/2032 24,694
MIWD Holdco II LLC ,
94,761 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 03/28/2031 95,084
NEP Group, Inc. ,
110,313 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.84% 08/19/2026 101,790
Olympus Water U.S. Holding Corp. ,
198,976 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.30% 06/23/2031 197,032
OneDigital Borrower LLC ,
118,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.33% 07/02/2031 118,763
Ontario Gaming GTA LP ,
49,499 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 08/01/2030 49,089
Opal LLC ,
200,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.25% ) 7.44% 03/31/2032 201,063
Penn Entertainment, Inc. ,
126,783 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor ) 6.83% 05/03/2029 127,083
Peraton Corp. ,
59,603 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.18% 02/01/2028 52,786
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PetSmart LLC ,
103,627 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.18% 02/11/2028 102,785
Polaris Newco LLC ,
118,957 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.29% 06/02/2028 116,090
Prime Security Services Borrower LLC ,
124,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 03/08/2032 123,843
Queen MergerCo , Inc. ,
22,667 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.28% 04/30/2032 22,850
Quikrete Holdings, Inc. ,
24,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.58% 03/19/2029 24,522
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.58% 02/10/2032 79,790
Radiology Partners, Inc. ,
145,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.50% ) 8.82% 06/28/2032 144,003
RealPage, Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 04/24/2028 30,010
Sabre GLBL, Inc. ,
13,961 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.94% 12/17/2027 13,771
45,736 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 1.00%
Floor ) 10.43% 11/15/2029 45,164

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Savor Acquisition, Inc. ,
63,966 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 02/19/2032 64,430
Select Medical Corp. ,
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.33% 12/03/2031 49,968
Signia Aerospace LLC ,
105,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.30% 12/11/2031 106,550
Six Flags Entertainment Corp. ,
39,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.33% 05/01/2031 39,684
Sotera Health Holdings LLC ,
109,175 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 05/30/2031 109,790
Station Casinos LLC ,
39,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.33% 03/14/2031 39,615
StubHub Holdco Sub LLC ,
118,311 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.08% 03/15/2030 115,156
SWF Holdings I Corp. ,
18,031 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.44% 10/06/2028 13,907
Team Health Holdings, Inc. ,
49,569 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor ) 9.53% 03/02/2027 49,399
Tecta America Corp. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 02/18/2032 80,275
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Trident TPI Holdings, Inc. ,
109,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 09/15/2028 107,956
Trucordia Insurance Holdings LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.56% 06/14/2032 110,344
UFC Holdings LLC ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.57% 11/21/2031 59,991
Vantage Specialty Chemicals, Inc. ,
129,853 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.75%, 0.50%
Floor ) 9.03% 10/26/2026 126,050
Verde Purchaser LLC ,
44,824 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 11/30/2030 45,037
Vestis Corp. ,
89,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.58% 02/24/2031 85,753
Victra Holdings LLC ,
58,623 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor ) 8.55% 03/30/2029 58,715
Voyager Parent LLC ,
250,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.75% ) 9.08% 05/10/2032 247,777
Wand NewCo 3, Inc. ,
116,763 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.83% 01/30/2031 116,376
WaterBridge Midstream Operating LLC ,
54,675 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 9.31% 06/21/2029 54,528

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
WestJet Loyalty LP ,
59,200 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 02/14/2031 59,281
White Cap Supply Holdings LLC ,
109,587 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 10/19/2029 109,156
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.57% 06/16/2032 25,021
WR Grace Holdings LLC ,
49,871 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 09/22/2028 50,006
Zayo Group Holdings, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 03/09/2027 19,076
29,846 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.58% 03/09/2027 28,742
Zelis Payments Buyer, Inc. ,
109,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 11/26/2031 109,116
Total Bank Loans
(Cost $11,999,835) 12,018,385
COLLATERALIZED LOAN OBLIGATIONS 3.6%
Anthelion CLO Ltd. ,
1,000,000 Series 2025-1A-A1
(CME Term SOFR
3 Month + 1.50% ) 0.00%
(a)
07/20/2036 997,500
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor ) 6.85%
(a)
05/17/2041 198,668
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor ) 7.17%
(a)
10/21/2036 503,518
BDS LLC ,
280,000 Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor ) 6.67%
(a)
03/19/2039 280,686
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.36%
(a)
01/25/2038 502,186
BRSP Ltd. ,
121,519 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
08/19/2038 120,503
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor ) 7.58%
(a)
09/15/2035 271,440
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor ) 6.39%
(a)
07/17/2034 502,541
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor ) 6.07%
(a)
01/15/2034 501,331
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor ) 7.01%
(a)
07/15/2036 503,455
FS Rialto Issuer LLC ,
300,000 Series 2025-FL10-A
(CME Term SOFR
1 Month + 1.39%,
1.39% Floor ) 5.70%
(a)
08/19/2042 300,319
Generate CLO 13 Ltd. ,
500,000 Series 2023-13A-A1
(CME Term SOFR
3 Month + 1.80% ) 6.07%
(a)
01/20/2037 502,427
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 6.08%
(a)
07/15/2039 238,186
HGI CRE CLO Ltd. ,
300,000 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 6.13%
(a)
06/16/2036 300,313
ICG US CLO I Ltd. ,
500,000 Series 2023-1A-AR
(CME Term SOFR
3 Month + 1.38% ) 0.00%
(a)
07/18/2038 500,000
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
02/15/2039 209,261
LoanCore Issuer Ltd. ,
94,478 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.73%
(a)
07/15/2036 94,092

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
277,322 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
11/15/2038 278,282
Madison Park Funding LXIII Ltd. ,
500,000 Series
2023-63A-A1R
(CME Term SOFR
3 Month + 1.40% ) 5.72%
(a)
07/21/2038 502,273
MF1 Multifamily Housing Mortgage Loan Trust ,
285,070 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor ) 5.63%
(a)
07/15/2036 285,385
63,707 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.51%
(a)
10/16/2036 63,740
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor ) 6.56%
(a)
03/19/2039 261,212
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor ) 6.00%
(a)
08/18/2041 281,016
Midocean Credit CLO IX ,
500,000 Series 2018-9A-D
(CME Term SOFR
3 Month + 3.56%,
3.30% Floor ) 7.83%
(a)
07/20/2031 501,706
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor ) 6.91%
(a)
10/16/2035 502,020
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor ) 6.11%
(a)
04/15/2035 501,566
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor ) 6.67%
(a)
10/15/2030 1,002,757
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor ) 7.79%
(a)
10/25/2034 485,360
Steele Creek CLO Ltd. ,
124,341 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51% ) 5.77%
(a)
10/15/2030 124,514
STWD Ltd. ,
73,629 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
04/18/2038 73,328
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor ) 5.45%
(a)
04/25/2038 1,000,298
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Trestles CLO VIII Ltd. ,
500,000 Series 2025-8A-A1
(CME Term SOFR
3 Month + 1.33% ) 5.63%
(a)
06/11/2035 500,422
TRTX Issuer Ltd. ,
113,787 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
03/15/2038 113,782
Venture XXVI CLO Ltd. ,
24,534 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor ) 6.23%
(a)
01/20/2029 24,558
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor ) 8.02%
(a)
10/20/2037 505,685
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16% ) 6.42%
(a)
10/15/2030 1,002,761
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61% ) 7.85%
(a)
07/14/2031 498,906
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor ) 7.06%
(a)
07/15/2034 502,537
Warwick Capital CLO 6 Ltd. ,
500,000 Series 2025-6A-A1
(CME Term SOFR
3 Month + 1.43% ) 5.70%
(a)
07/20/2038 500,000
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor ) 8.22%
(a)
07/20/2037 996,241
500,000 Series
2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor ) 7.27%
(a)
04/20/2038 502,169
Total Collateralized Loan Obligations
(Cost $17,370,645) 17,536,944
FOREIGN CORPORATE BONDS 6.9%
AUSTRALIA 0.2%
500,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 477,527
384,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 393,850
234,000 Rio Tinto Finance
USA plc 5.75% 03/14/2055 234,525
1,105,902
BERMUDA 0.1%
233,000 Aspen Insurance
Holdings Ltd. 5.75% 07/01/2030 236,960
234,000 Triton Container
International Ltd. 3.25% 03/15/2032 202,347
439,307

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRAZIL 0.9%
461,321 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 461,095
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(c)
10/15/2025 202,004
400,000 Cosan Overseas
Ltd. 8.25%
(c)
08/05/2025 403,952
200,000 CSN Resources SA 5.88% 04/08/2032 164,648
307,316 Guara Norte Sarl 5.20% 06/15/2034 291,472
200,000 Itau Unibanco
Holding SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.45%) 3.88% 04/15/2031 197,894
350,000 Minerva
Luxembourg SA 5.88% 01/19/2028 350,522
200,000 Movida Europe SA 7.85%
(a)
04/11/2029 184,782
439,392 MV24 Capital BV 6.75% 06/01/2034 426,535
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 201,548
431,831 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 437,785
200,000 Raizen Fuels
Finance SA 5.70% 01/17/2035 187,400
600,000 Simpar Europe SA 5.20% 01/26/2031 492,000
200,000 Ultrapar
International SA 5.25% 10/06/2026 199,669
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 170,192
200,000 Yinson Bergenia
Production BV 8.50%
(a)
01/31/2045 202,966
4,574,464
CANADA 0.6%
228,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 234,273
225,000 Brookfield Finance,
Inc. 5.81% 03/03/2055 220,194
233,000 Canadian Imperial
Bank of
Commerce (SOFR
+ 1.11%) 5.25% 01/13/2031 238,757
281,000 CCL Industries, Inc. 3.05%
(a)
06/01/2030 260,820
243,000 Element Fleet
Management
Corp. 5.04%
(a)
03/25/2030 245,246
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 29,834
370,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 380,014
395,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 413,485
250,000 Ontario Gaming
GTA LP 8.00%
(a)
08/01/2030 251,005
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
70,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 70,643
438,000 Videotron Ltd. 5.70%
(a)
01/15/2035 440,947
2,785,218
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 543,971
CHILE 0.3%
400,000 CAP SA 3.90% 04/27/2031 321,760
200,000 Cencosud SA 4.38% 07/17/2027 198,554
400,000 Chile Electricity Lux
MPC II Sarl 5.67%
(a)
10/20/2035 403,202
186,000 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 192,930
194,834 Chile Electricity PEC
SpA 0.00% 01/25/2028 172,243
317,760 GNL Quintero SA 4.63% 07/31/2029 315,277
1,603,966
COLOMBIA 0.3%
162,499 AL Candelaria
Spain SA 7.50% 12/15/2028 162,316
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 212,338
200,000 Aris Mining Corp. 8.00%
(a)
10/31/2029 204,217
200,000 Banco Davivienda
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.59%) 8.13%
(a)
07/02/2035 201,160
300,000 Banco de Bogota
SA 6.25% 05/12/2026 301,134
150,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
6.66%) 7.50% 04/16/2031 148,096
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 69,213
160,900 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 162,670
200,000 SURA Asset
Management SA 6.35%
(a)
05/13/2032 210,720
1,671,864
GUATEMALA 0.3%
500,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 497,875
400,000 Energuate Trust 5.88% 05/03/2027 398,144
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 451,299
1,347,318
INDIA 0.7%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 179,374

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 171,720
320,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 282,007
200,000 Adani Ports &
Special Economic
Zone Ltd. 3.10% 02/02/2031 169,384
167,000 Adani Renewable
Energy RJ Ltd. 4.63% 10/15/2039 134,712
556,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 473,761
200,000 BPRL International
Singapore Pte.
Ltd. 4.38% 01/18/2027 199,196
568,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 523,306
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 392,239
200,000 ONGC Videsh
Vankorneft Pte.
Ltd. 3.75% 07/27/2026 198,256
250,000 Reliance Industries
Ltd. 3.67% 11/30/2027 245,538
200,000 Wipro IT Services
LLC 1.50% 06/23/2026 194,143
3,163,636
INDONESIA 0.3%
200,000 Bank Negara
Indonesia
Persero Tbk . PT 3.75% 03/30/2026 197,992
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 200,488
500,000 Pertamina Persero
PT 1.40% 02/09/2026 490,504
300,000 Perusahaan
Perseroan
Persero PT
Perusahaan
Listrik Negara 4.13% 05/15/2027 297,224
1,186,208
IRELAND 0.2%
217,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.72%) 6.95% 03/10/2055 225,631
580,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 596,051
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 145,086
966,768
LUXEMBOURG 0.0%
(d)
169,000 ArcelorMittal SA 6.00% 06/17/2034 177,259
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.07%) 8.38%
(a)(c)
05/20/2031 202,826
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Banco Nacional
de Comercio
Exterior SNC 5.88%
(a)
05/07/2030 203,122
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.21%) 8.13% 01/08/2039 310,296
200,000 Braskem Idesa SAPI 6.99% 02/20/2032 138,996
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 206,209
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
3.52%) 7.20%
(a)(c)
06/10/2030 202,300
421,448 Cometa Energia SA
de CV 6.38% 04/24/2035 434,652
400,000 Comision Federal
de Electricidad 3.35% 02/09/2031 352,660
200,000 Comision Federal
de Electricidad 6.45%
(a)
01/24/2035 197,659
198,850 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 202,012
397,700 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(a)
01/31/2041 404,023
200,000 KUO SAB de CV 5.75% 07/07/2027 197,194
438,872 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 436,458
200,000 Saavi Energia Sarl 8.88%
(a)
02/10/2035 208,950
338,111 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 319,699
4,017,056
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 415,183
PARAGUAY 0.3%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 148,682
591,944 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 471,188
613,333 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 445,081
300,000 Telefonica Celular
del Paraguay SA 5.88% 04/15/2027 298,876
1,363,827
PERU 0.8%
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 250,000

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
141,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13%
(a)
07/01/2030 141,000
550,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 533,782
400,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 398,815
150,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.07%) 6.40%
(a)
04/30/2035 153,172
200,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 200,036
700,000 InRetail Consumer 3.25% 03/22/2028 664,476
310,000 InRetail Shopping
Malls 5.75% 04/03/2028 310,043
400,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 389,035
397,660 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 403,573
237,957 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 224,013
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 207,181
166,680 Peru LNG Srl 5.38% 03/22/2030 156,870
4,031,996
SINGAPORE 0.4%
700,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 687,025
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 397,988
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 4.60% 06/15/2032 250,501
600,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 580,926
1,916,440
SOUTH AFRICA 0.1%
400,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 416,244
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 197,323
613,567
UNITED ARAB EMIRATES 0.1%
264,972 Galaxy Pipeline
Assets Bidco Ltd. 2.94% 09/30/2040 217,587
UNITED KINGDOM 0.2%
242,000 BAT Capital Corp. 5.63% 08/15/2035 246,356
402,000 BAT Capital Corp. 4.54% 08/15/2047 325,017
120,000 Macquarie
Airfinance
Holdings Ltd. 5.20%
(a)
03/27/2028 121,422
254,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(a)
03/17/2030 254,034
165,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 174,749
1,121,578
VIETNAM 0.1%
508,200 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 496,877
Total Foreign Corporate Bonds
(Cost $33,200,180) 33,759,992
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.4%
COLOMBIA 0.1%
250,000 Republic of
Colombia 3.88% 04/25/2027 244,950
DOMINICAN REPUBLIC 0.0%
(d)
150,000 Dominican
Republic
Government
Bond 5.50% 02/22/2029 149,715
GUATEMALA 0.1%
300,000 Guatemala
Government
Bond 4.50% 05/03/2026 297,717
200,000 Republic of
Guatemala 4.38% 06/05/2027 197,000
200,000 Republic of
Guatemala 4.88% 02/13/2028 198,087
692,804

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MOROCCO 0.1%
500,000 Morocco
Government
Bond 2.38% 12/15/2027 473,452
PARAGUAY 0.1%
343,000 Republic of
Paraguay 4.70% 03/27/2027 343,189
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $1,886,361) 1,904,110
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 3.9%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 249,562
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.49%
(a)
09/15/2034 247,798
BANK ,
300,000 Series 2018-BN11-C 4.51%
(e)
03/15/2061 264,911
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 196,749
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 149,044
299,416 Series
2020-BN26-A2 2.04% 03/15/2063 279,681
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 198,125
260,445 Series
2021-BN33-A5 2.56% 05/15/2064 231,295
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 260,013
307,000 Series
2022-BNK43-C 5.40%
(e)
08/15/2055 278,048
5,997,055 Series
2023-BNK46-XA 0.75%
(e)(f)
08/15/2056 215,136
11,780,000 Series
2025-BNK50-XA 0.35%
(e)(f)
05/15/2068 344,235
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.98%
(e)
07/15/2049 256,293
189,613 Series
2017-BNK3-A3 3.31% 02/15/2050 186,542
BANK5 ,
11,892,668 Series
2023-5YR1-XA 0.48%
(e)(f)
04/15/2056 84,045
326,000 Series
2024-5YR10-AS 5.64% 10/15/2057 334,307
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 312,937
250,000 Series
2025-5YR15-AS 1.00%
(e)
06/15/2030 258,143
BANK5 Trust ,
333,000 Series
2024-5YR6-A3 6.23% 05/15/2057 350,846
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 279,333
300,000 Series 2021-C12-A5 2.69% 11/15/2054 264,908
180,000 Series 2021-C12-AS 2.90% 11/15/2054 155,805
250,000 Series 2021-C9-A5 2.30% 02/15/2054 220,660
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 98,668
200,000 Series 2022-C17-A5 4.44% 09/15/2055 194,283
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 320,507
330,000 Series
2025-5C34-A3 5.66% 05/15/2058 344,491
Benchmark Mortgage Trust ,
6,855,126 Series 2018-B2-XA 0.60%
(e)(f)
02/15/2051 61,251
350,000 Series 2019-B13-A3 2.70% 08/15/2057 327,133
135,001 Series
2019-B14-ASB 2.96% 12/15/2062 131,482
310,000 Series 2019-B15-A4 2.67% 12/15/2072 285,138
250,000 Series 2021-B31-A5 2.67% 12/15/2054 220,047
250,000 Series 2022-B35-C 4.59%
(e)
05/15/2055 204,846
350,000 Series 2023-B38-A2 5.63% 04/15/2056 358,350
200,000 Series 2023-B38-A4 5.52% 04/15/2056 208,097
7,092,031 Series 2023-V3-XA 1.05%
(e)(f)
07/15/2056 159,018
343,000 Series 2024-V11-A3 5.91%
(e)
11/15/2057 359,869
274,000 Series 2024-V8-A2 5.71% 07/15/2057 284,806
342,000 Series 2024-V8-A3 6.19%
(e)
07/15/2057 361,026
300,000 Series 2024-V9-A3 5.60% 08/15/2057 310,445
231,000 Series 2025-V15-AS 6.17% 06/15/2058 242,964
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 233,805
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 316,586
223,000 Series 2024-5C7-AS 5.89%
(e)
11/15/2057 230,400
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor ) 5.48%
(a)
09/15/2038 250,781
CD Mortgage Trust ,
110,670 Series 2017-CD6-A3 3.10% 11/13/2050 108,492
CFCRE Commercial Mortgage Trust ,
182,689 Series 2016-C6-A2 2.95% 11/10/2049 179,898
300,000 Series 2016-C7-AM 4.16% 12/10/2054 290,897
Citigroup Commercial Mortgage Trust ,
309,822 Series 2017-P7-A3 3.44% 04/14/2050 305,115
289,813 Series 2018-B2-A3 3.74% 03/10/2051 286,207
272,432 Series 2018-C5-A3 3.96% 06/10/2051 269,355
100,000 Series
2022-GC48-A5 4.74%
(e)
05/15/2054 99,237
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.84%
(e)
02/10/2049 201,193
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 239,677
DBJPM Mortgage Trust ,
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 234,982
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(e)
06/05/2035 234,928
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.51%
(a)(e)
02/10/2056 237,069
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.47%
(a)(e)
09/10/2038 248,535
GS Mortgage Securities Trust ,
9,275,308 Series 2017-GS7-XA 1.22%
(e)(f)
08/10/2050 148,942
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 233,067
250,000 Series 2019-GSA1-C 3.93%
(e)
11/10/2052 228,225
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(e)
01/15/2049 372,685
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.85%,
0.60% Floor ) 5.16%
(a)
04/15/2037 289,774
JPMCC Commercial Mortgage Securities Trust ,
7,862,376 Series 2017-JP6-XA 1.16%
(e)(f)
07/15/2050 96,680

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.40%
(e)
11/15/2049 220,601
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.94%
(e)
10/15/2051 256,501
MSWF Commercial Mortgage Trust ,
170,738 Series 2023-2-A1 5.96% 12/15/2056 173,281
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(a)(e)
01/06/2029 263,200
255,000 Series
2025-WBRK-A 5.87%
(a)
03/05/2035 263,755
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor ) 5.52%
(a)
02/15/2042 248,135
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 267,940
200,000 Series 2018-C8-C 4.84%
(e)
02/15/2051 174,601
VEGAS Trust ,
170,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 172,386
Wells Fargo Commercial Mortgage Trust ,
186,940 Series
2015-LC22-A4 3.84% 09/15/2058 186,388
250,000 Series 2019-C50-C 4.35% 05/15/2052 226,379
210,000 Series 2020-C57-A4 2.12% 08/15/2053 187,014
264,824 Series 2020-C58-A3 1.81% 07/15/2053 235,304
246,000 Series 2021-C60-A3 2.06% 08/15/2054 217,805
250,000 Series 2024-C63-C 6.12%
(e)
08/15/2057 251,701
345,000 Series 2025-5C4-A3 5.67% 05/15/2058 359,808
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $18,621,996) 19,132,166
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 9.0%
BRAVO Residential Funding Trust ,
1,000,883 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 995,594
1,296,368 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,305,757
Citigroup Mortgage Loan Trust ,
438,975 Series
2007-AR8-2A1A 5.13%
(e)
07/25/2037 392,568
COLT Mortgage Loan Trust ,
874,856 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 872,978
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90% ) 6.21%
(a)
12/25/2041 504,362
997,137 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15% ) 5.46%
(a)
03/25/2044 997,507
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 1,014,748
Deephaven Residential Mortgage Trust ,
792,969 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 768,245
FHLMC STACR REMIC Trust ,
3,844,855 Series
2025-DNA1-M1
(SOFR 30 Day
Average + 1.05% ) 5.36%
(a)
01/25/2045 3,848,998
GS Mortgage-Backed Securities Trust ,
1,400,000 Series
2025-NQM2-A1 5.65%
(a)(e)
06/25/2065 1,415,593
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
600,000 Series
2025-NQM2-A3 5.90%
(a)(e)
06/25/2065 607,231
HOMES Trust ,
728,412 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 728,861
Legacy Mortgage Asset Trust ,
353,902 Series 2021-GS2-A1 5.75%
(a)(b)
04/25/2061 354,085
New Residential Mortgage Loan Trust ,
705,920 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 687,102
704,345 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 708,663
OBX Trust ,
1,151,096 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,161,276
709,055 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 710,332
660,309 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 663,026
2,101,037 Series
2024-NQM16-A2 5.73%
(a)(b)
10/25/2064 2,105,739
1,079,326 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,093,870
PRPM ,
992,565 Series 2025-3-A1 6.26%
(a)(b)
05/25/2030 1,016,125
PRPM LLC ,
1,308,902 Series 2024-4-A1 6.41%
(a)(b)
08/25/2029 1,313,168
2,000,000 Series 2025-4-A1 6.18%
(a)(b)
06/25/2030 2,027,070
PRPM Trust ,
1,363,665 Series
2024-NQM4-A1 5.67%
(a)(b)
12/26/2069 1,366,644
RFMSI Trust ,
1,245,359 Series 2006-S4-A7 6.00% 04/25/2036 1,007,255
Structured Asset Mortgage Investments II Trust ,
1,103,597 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor ) 4.85% 09/25/2047 974,085
Towd Point Mortgage Trust ,
1,349,843 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,301,879
1,925,075 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 1,750,478
173,567 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 168,060
824,595 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 785,245
Verus Securitization Trust ,
411,856 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 376,830
813,562 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 814,828
637,814 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 639,420
1,949,600 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 1,979,079
833,134 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 835,358
2,426,127 Series 2025-3-A1 5.62%
(a)(b)
05/25/2070 2,440,366
3,958,942 Series 2025-4-A1 5.45%
(a)(b)
05/25/2070 3,977,993
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
338,099 Series
2006-AR16-2A1 4.47%
(e)
12/25/2036 301,027
Wells Fargo Mortgage-Backed Securities Trust ,
254,557 Series
2006-AR14-2A1 7.38%
(e)
10/25/2036 235,458
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $43,894,572) 44,246,903

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US CORPORATE BONDS 14.9%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 72,589
340,000 AbbVie, Inc. 4.70% 05/14/2045 305,012
165,000 Academy Ltd. 6.00%
(a)
11/15/2027 165,551
330,000 Acrisure LLC 6.75%
(a)
07/01/2032 334,966
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 57,065
90,000 AEP Texas, Inc. 5.45% 05/15/2029 92,939
160,000 Aethon United
BR LP 7.50%
(a)
10/01/2029 167,949
251,000 Agilent
Technologies,
Inc. 4.75% 09/09/2034 247,129
376,000 Agree LP 5.63% 06/15/2034 385,639
95,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
10/15/2027 95,141
90,000 Alliant Holdings
Intermediate LLC 6.50%
(a)
10/01/2031 91,786
320,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 334,586
85,000 Amentum
Holdings, Inc. 7.25%
(a)
08/01/2032 87,538
105,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 110,162
530,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 541,327
383,000 American Homes 4
Rent LP 5.50% 02/01/2034 389,611
379,000 American
International
Group, Inc. 5.45% 05/07/2035 388,850
205,000 American National
Group, Inc. 5.75% 10/01/2029 210,029
255,000 American National
Group, Inc. 6.00% 07/15/2035 256,621
450,000 American Tower
Corp. 5.55% 07/15/2033 464,400
191,000 American Tower
Corp. 3.70% 10/15/2049 139,753
237,000 Americold Realty
Operating
Partnership LP 5.60% 05/15/2032 238,272
400,000 Amgen, Inc. 5.75% 03/02/2063 389,175
248,000 Amphenol Corp. 5.38% 11/15/2054 242,879
102,000 Amrize Finance
US LLC 4.95%
(a)
04/07/2030 103,418
110,000 Anywhere Real
Estate Group LLC 7.00%
(a)
04/15/2030 102,869
105,000 APA Corp. 6.10%
(a)
02/15/2035 103,043
55,000 APH Somerset
Investor 2 LLC 7.88%
(a)
11/01/2029 56,306
329,000 AppLovin Corp. 5.38% 12/01/2031 334,927
145,000 Archrock Partners
LP 6.63%
(a)
09/01/2032 147,828
245,000 Arizona Public
Service Co. 5.70% 08/15/2034 252,862
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 270,730
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 121,836
382,000 Arthur J Gallagher
& Co. 5.15% 02/15/2035 382,401
220,000 AssuredPartners ,
Inc. 5.63%
(a)
01/15/2029 219,554
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
659,000 AT&T, Inc. 3.50% 09/15/2053 446,398
77,000 AT&T, Inc. 6.05% 08/15/2056 78,635
237,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 233,496
457,000 Athene Global
Funding 4.72%
(a)
10/08/2029 456,214
313,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 308,900
140,000 Atlassian Corp. 5.25% 05/15/2029 143,795
231,000 AutoNation, Inc. 5.89% 03/15/2035 234,449
374,000 AutoZone, Inc. 5.13% 06/15/2030 383,591
126,000 Avery Dennison
Corp. 5.75% 03/15/2033 131,819
256,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 260,837
30,000 Avient Corp. 6.25%
(a)
11/01/2031 30,299
90,000 Azorra Finance Ltd. 7.75%
(a)
04/15/2030 93,928
195,000 Azorra Finance Ltd. 7.25%
(a)
01/15/2031 199,568
129,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.68%) 6.63%
(c)
05/01/2030 133,922
235,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 241,516
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 235,858
360,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 368,615
189,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 197,505
65,000 Bausch Health Cos.,
Inc. 4.88%
(a)
06/01/2028 54,884
60,000 Bausch Health Cos.,
Inc. 5.25%
(a)
01/30/2030 38,046
503,000 Biogen, Inc. 5.05% 01/15/2031 512,280
317,000 Black Hills Corp. 6.00% 01/15/2035 329,014
200,000 Black Hills Corp. 3.88% 10/15/2049 145,400
65,000 Blue Racer
Midstream LLC 7.25%
(a)
07/15/2032 68,919
635,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 503,573
114,000 Brown & Brown,
Inc. 6.25% 06/23/2055 117,622
120,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 124,398
155,000 Builders
FirstSource , Inc. 6.38%
(a)
03/01/2034 158,150
130,000 Builders
FirstSource , Inc. 6.75%
(a)
05/15/2035 134,013
374,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 363,029
391,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 387,623
85,000 CACI International,
Inc. 6.38%
(a)
06/15/2033 87,822

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
345,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 338,561
170,000 Campbell's Co.
(The) 5.40% 03/21/2034 172,760
292,000 Cardinal Health,
Inc. 4.60% 03/15/2043 251,281
27,000 Cardinal Health,
Inc. 4.50% 11/15/2044 22,786
240,000 Carnival Corp. 5.88%
(a)
06/15/2031 244,650
73,000 Carnival Corp. 6.13%
(a)
02/15/2033 74,736
185,858 Carvana Co.
(12.00% PIK) 9.00%
(a)
12/01/2028 190,824
30,000 Carvana Co.
(13.00% PIK) 11.00%
(a)
06/01/2030 31,568
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 124,684
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 96,955
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 90,169
50,000 Celanese US
Holdings LLC 6.50% 04/15/2030 51,215
50,000 Celanese US
Holdings LLC 6.75% 04/15/2033 50,560
506,000 Centene Corp. 3.00% 10/15/2030 452,448
50,000 Central Parent LLC 8.00%
(a)
06/15/2029 41,393
460,000 Cheniere Energy
Partners LP 4.00% 03/01/2031 437,949
541,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 540,408
422,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 431,389
190,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 182,909
382,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 386,458
481,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 430,020
70,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 71,761
455,000 Clarios Global LP 6.75%
(a)
02/15/2030 473,467
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 23,644
60,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 55,543
210,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 215,648
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 60,279
115,000 Comerica, Inc.
(SOFR + 2.16%) 5.98% 01/30/2030 117,821
511,000 Commonwealth
Edison Co. 5.95% 06/01/2055 529,607
95,000 CommScope LLC 9.50%
(a)
12/15/2031 99,555
225,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 227,517
287,000 Consumers Energy
Co. 4.50% 01/15/2031 288,221
75,000 CoreWeave , Inc. 9.25%
(a)
06/01/2030 76,739
115,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 105,823
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 69,350
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
136,000 CSX Corp. 5.05% 06/15/2035 136,835
400,000 CSX Corp. 3.80% 11/01/2046 310,707
115,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 116,587
95,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 91,845
256,000 Dell, Inc. 6.50% 04/15/2038 273,968
118,000 Devon Energy Corp. 5.75% 09/15/2054 106,328
145,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 144,617
90,000 DISH DBS Corp. 5.75%
(a)
12/01/2028 78,075
35,000 DISH DBS Corp. 5.13% 06/01/2029 23,362
70,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 54,295
111,000 DT Midstream, Inc. 4.13%
(a)
06/15/2029 107,278
246,000 DTE Energy Co. 5.85% 06/01/2034 257,470
105,000 Duke Energy Corp. 5.00% 08/15/2052 92,193
384,000 Duke Energy Corp. 5.80% 06/15/2054 375,427
242,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 231,609
70,000 EchoStar Corp. 10.75% 11/30/2029 72,159
340,000 EIDP, Inc. 5.13% 05/15/2032 347,056
210,000 Elevance Health,
Inc. 4.55% 05/15/2052 171,885
165,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 169,157
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 117,694
350,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 363,005
439,000 Entergy Louisiana
LLC 5.80% 03/15/2055 439,780
260,000 Enterprise Products
Operating LLC 5.70% 02/15/2042 262,276
170,000 Equinix, Inc. 3.90% 04/15/2032 161,097
340,000 Equinix, Inc. 2.95% 09/15/2051 209,867
315,000 Evergy Kansas
Central, Inc. 4.13% 03/01/2042 261,948
269,000 Evergy Kansas
Central, Inc. 5.70% 03/15/2053 265,802
241,000 Expand Energy
Corp. 6.75%
(a)
04/15/2029 244,036
386,000 Expedia Group, Inc. 3.80% 02/15/2028 380,394
230,000 Extra Space Storage
LP 5.40% 06/15/2035 231,331
55,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 50,798
327,000 First Industrial LP 5.25% 01/15/2031 330,975
335,000 Fiserv, Inc. 5.45% 03/15/2034 343,328
112,000 Florida Gas
Transmission
Co. LLC 5.75%
(a)
07/15/2035 114,659
234,000 Flowers Foods, Inc. 5.75% 03/15/2035 239,977
75,000 Freedom Mortgage
Holdings LLC 8.38%
(a)
04/01/2032 75,868
75,000 Frontier
Communications
Holdings LLC 6.75%
(a)
05/01/2029 76,033
60,000 FTAI Aviation
Investors LLC 5.88%
(a)
04/15/2033 59,294
190,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 184,750

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
385,000 GATX Corp. 5.50% 06/15/2035 390,130
300,000 GCC SAB de CV 3.61% 04/20/2032 265,382
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 265,622
402,000 Genuine Parts Co. 4.95% 08/15/2029 408,337
170,000 Global Payments,
Inc. 4.95% 08/15/2027 172,046
95,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 96,660
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 5.23% 09/10/2027 595,899
70,000 Gray Media, Inc. 10.50%
(a)
07/15/2029 75,255
315,000 Griffon Corp. 5.75% 03/01/2028 315,162
215,000 Guardian Life
Global Funding 4.80%
(a)
04/28/2030 218,830
155,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 159,046
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 137,401
130,000 Herc Holdings, Inc. 7.00%
(a)
06/15/2030 135,848
110,000 Hess Midstream
Operations LP 5.88%
(a)
03/01/2028 111,708
225,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 226,151
487,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 472,618
225,000 Hexcel Corp. 5.88% 02/26/2035 229,029
95,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 92,984
95,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 99,348
111,000 Huntington
Bancshares, Inc.
(SOFR + 1.28%) 5.27% 01/15/2031 113,764
105,000 Huntington
Bancshares,
Inc. (SOFR
Compounded
Index + 1.87%) 5.71% 02/02/2035 107,347
410,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 416,741
145,000 Illuminate Buyer
LLC 9.00%
(a)
07/01/2028 145,810
225,000 IQVIA, Inc. 6.25% 02/01/2029 235,314
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 217,532
35,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 36,012
336,000 JBS USA Holding
Lux Sarl 3.75% 12/01/2031 313,336
70,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 68,145
234,000 JPMorgan Chase
& Co. (SOFR +
1.01%) 5.14% 01/24/2031 240,021
466,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 477,677
243,000 Keurig Dr Pepper,
Inc. 4.60% 05/15/2030 244,303
350,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 388,391
210,000 Kinetik Holdings LP 5.88%
(a)
06/15/2030 211,913
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 124,206
590,000 Kyndryl Holdings,
Inc. 4.10% 10/15/2041 470,572
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 380,224
165,000 Laboratory Corp. of
America Holdings 4.70% 02/01/2045 144,771
175,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 159,250
245,000 Level 3 Financing,
Inc. 6.88%
(a)
06/30/2033 249,470
460,000 Life Time, Inc. 6.00%
(a)
11/15/2031 467,625
115,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 118,785
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,544
85,000 Lightning Power
LLC 7.25%
(a)
08/15/2032 89,514
269,000 Lineage OP LP 5.25%
(a)
07/15/2030 270,736
135,000 Lowe's Cos., Inc. 5.63% 04/15/2053 129,946
180,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 177,192
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 324,040
335,000 Mars, Inc. 5.70%
(a)
05/01/2055 334,421
358,000 Marvell
Technology, Inc. 5.95% 09/15/2033 378,241
224,000 MasTec , Inc. 5.90% 06/15/2029 231,874
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 100,118
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 74,643
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 39,323
310,000 McDonald's Corp. 4.45% 03/01/2047 262,250
255,000 McDonald's Corp. 5.45% 08/14/2053 245,200
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 55,369
45,000 McGraw-Hill
Education, Inc. 7.38%
(a)
09/01/2031 46,976
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 148,940
127,000 Meritage Homes
Corp. 5.65% 03/15/2035 127,455
470,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 483,478
65,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 52,293
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 130,125
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 138,548
239,000 Molex Electronic
Technologies LLC 5.25%
(a)
04/30/2032 242,614
107,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.43%) 5.95% 01/19/2038 110,115

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
209,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.80%) 5.94% 02/07/2039 214,617
218,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 221,741
280,000 Motorola
Solutions, Inc. 5.50% 09/01/2044 273,464
110,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 105,412
89,000 National Fuel Gas
Co. 5.95% 03/15/2035 91,046
240,000 NetApp, Inc. 2.70% 06/22/2030 219,398
320,000 NetApp, Inc. 5.50% 03/17/2032 329,724
261,000 Netflix, Inc. 5.40% 08/15/2054 257,775
237,000 Newmont Corp. 5.35% 03/15/2034 243,282
211,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 219,434
60,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 60,664
340,000 NiSource, Inc. 5.35% 04/01/2034 345,880
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 223,302
197,000 NiSource, Inc. 5.85% 04/01/2055 195,140
386,000 Norfolk Southern
Corp. 5.10% 05/01/2035 388,101
355,000 Northrop
Grumman Corp. 5.20% 06/01/2054 331,118
270,000 Novelis Corp. 6.88%
(a)
01/30/2030 279,330
100,000 NRG Energy, Inc. 6.00%
(a)
02/01/2033 101,059
80,000 NuStar Logistics LP 6.00% 06/01/2026 80,354
75,000 Olin Corp. 6.63%
(a)
04/01/2033 73,910
245,000 Omega Healthcare
Investors, Inc. 4.75% 01/15/2028 246,209
165,000 OneMain Finance
Corp. 7.50% 05/15/2031 172,519
160,000 OneMain Finance
Corp. 7.13% 09/15/2032 165,843
189,000 ONEOK, Inc. 5.38% 06/01/2029 193,109
252,000 Oracle Corp. 3.80% 11/15/2037 215,864
228,000 Oracle Corp. 5.38% 09/27/2054 208,575
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 174,407
99,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 104,888
160,000 Owens Corning 5.70% 06/15/2034 166,263
200,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 207,881
405,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 416,771
476,000 Paychex, Inc. 5.35% 04/15/2032 488,990
155,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 164,703
230,000 PennyMac Financial
Services, Inc. 6.88%
(a)
05/15/2032 235,312
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
432,000 Penske Truck
Leasing Co. LP 5.25%
(a)
02/01/2030 442,313
135,000 Performance Food
Group, Inc. 6.13%
(a)
09/15/2032 138,265
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 67,425
216,000 Permian Resources
Operating LLC 6.25%
(a)
02/01/2033 218,144
600,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 583,633
282,000 Philip Morris
International,
Inc. 5.38% 02/15/2033 291,341
175,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 178,584
296,000 Phillips Edison
Grocery Center
Operating
Partnership I LP 5.25% 08/15/2032 298,955
115,000 Pike Corp. 8.63%
(a)
01/31/2031 125,215
115,000 Post Holdings, Inc. 6.38%
(a)
03/01/2033 116,336
291,000 Prudential
Financial, Inc. 5.20% 03/14/2035 294,272
177,000 PSEG Power LLC 5.20%
(a)
05/15/2030 180,697
230,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 207,609
430,000 Quanta Services,
Inc. 5.25% 08/09/2034 435,539
483,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 480,848
165,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 170,354
85,000 QXO Building
Products, Inc. 6.75%
(a)
04/30/2032 87,780
230,000 Radiology Partners,
Inc. 8.50%
(a)
07/15/2032 230,823
170,000 Regal Rexnord
Corp. 6.05% 02/15/2026 171,008
220,000 Regal Rexnord
Corp. 6.05% 04/15/2028 226,770
479,000 Republic Services,
Inc. 5.15% 03/15/2035 488,621
205,000 RHP Hotel
Properties LP 6.50%
(a)
06/15/2033 211,021
295,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 295,617
125,000 Rocket Cos., Inc. 6.13%
(a)
08/01/2030 127,457
125,000 Rocket Cos., Inc. 6.38%
(a)
08/01/2033 128,056
93,000 Rollins, Inc. 5.25% 02/24/2035 93,389
608,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 611,974
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 77,138
169,000 Royalty Pharma plc 5.15% 09/02/2029 172,596
360,000 Royalty Pharma plc 3.30% 09/02/2040 271,292
210,000 Sabra Health Care
LP 3.90% 10/15/2029 199,976
21,000 Sabre GLBL, Inc. 8.63%
(a)
06/01/2027 21,512
116,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 119,630
236,000 Santander Holdings
USA, Inc. (SOFR +
1.61%) 5.47% 03/20/2029 240,008
75,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 72,336
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 105,373
235,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 233,604

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 89,054
420,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 431,891
70,000 SM Energy Co. 7.00%
(a)
08/01/2032 69,050
500,000 Solventum Corp. 5.40% 03/01/2029 515,014
215,000 Sonoco Products
Co. 4.60% 09/01/2029 214,605
80,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 83,335
73,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 75,298
220,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 225,562
160,000 Staples, Inc. 10.75%
(a)
09/01/2029 152,228
120,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 119,097
512,000 State Street Corp.
(SOFR + 0.95%) 4.54% 04/24/2028 515,446
585,000 Sun Communities
Operating LP 2.70% 07/15/2031 518,781
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 61,705
73,000 Targa Resources
Corp. 5.50% 02/15/2035 73,291
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 127,329
200,000 T-Mobile USA, Inc. 5.50% 01/15/2055 189,763
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 186,437
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 96,028
474,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(a)
01/15/2031 482,482
100,000 TransDigm , Inc. 6.88%
(a)
12/15/2030 103,830
235,000 TransDigm , Inc. 6.38%
(a)
05/31/2033 235,801
38,000 Transocean, Inc. 8.00%
(a)
02/01/2027 37,460
230,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 244,267
54,000 Truist Financial
Corp. (SOFR +
2.45%) 7.16% 10/30/2029 58,422
359,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 366,098
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 352,856
260,000 UKG, Inc. 6.88%
(a)
02/01/2031 269,932
365,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 360,606
100,000 Uniti Group LP 8.63%
(a)
06/15/2032 101,101
90,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 88,515
225,000 US Foods, Inc. 5.75%
(a)
04/15/2033 225,326
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 62,033
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 98,246
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 36,377
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 48,627
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
205,000 Venture Global
Plaquemines LNG
LLC 7.50%
(a)
05/01/2033 219,661
145,000 Venture Global
Plaquemines LNG
LLC 6.50%
(a)
01/15/2034 145,000
283,000 VeriSign, Inc. 5.25% 06/01/2032 288,521
405,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 413,858
85,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 92,118
479,000 VICI Properties LP 4.63%
(a)
12/01/2029 470,788
220,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 230,754
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 135,160
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 210,137
131,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 126,988
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 63,813
86,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 73,598
255,000 Voyager Parent LLC 9.25%
(a)
07/01/2032 265,468
165,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 174,092
165,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 173,552
216,000 Waste Connections,
Inc. 5.25% 09/01/2035 220,930
145,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 151,678
105,000 Wayfair LLC 7.25%
(a)
10/31/2029 105,310
55,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 56,726
730,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 747,854
455,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 470,603
512,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 519,414
125,000 Whirlpool Corp. 6.50% 06/15/2033 125,518
50,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 52,407
231,000 Workday, Inc. 3.80% 04/01/2032 217,146
125,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 113,266
210,000 XHR LP 6.63%
(a)
05/15/2030 214,225
160,000 XPO, Inc. 7.13%
(a)
06/01/2031 167,889
400,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 401,514
Total US Corporate Bonds
(Cost $71,927,573) 73,180,421
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 22.7%
FHLMC REMICS ,
2,020,154 Series 5015-CG 1.00% 09/25/2050 1,603,164
2,352,681 Series 5524-FB
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.51% 04/25/2055 2,332,506
2,356,939 Series 5527-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.51% 09/25/2054 2,352,784

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,349,308 Series 5527-FD
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.51% 09/25/2054 2,345,166
FHLMC UMBS ,
3,921,775 Pool QY4482 5.50% 06/01/2055 3,932,521
1,659,061 Pool RA7939 5.00% 09/01/2052 1,636,051
1,201,098 Pool SD2347 5.50% 02/01/2053 1,215,051
2,955,667 Pool SD2969 2.50% 05/01/2052 2,494,359
1,566,734 Pool SD3033 5.50% 05/01/2053 1,596,364
286,723 Pool SD3454 5.50% 08/01/2053 289,120
1,453,340 Pool SD3803 2.00% 02/01/2052 1,172,912
1,357,058 Pool SD3892 5.50% 09/01/2053 1,366,328
1,093,014 Pool SD4301 6.00% 11/01/2053 1,132,741
951,733 Pool SD4888 6.00% 02/01/2054 977,306
881,047 Pool SD5219 6.00% 04/01/2054 903,394
2,653,555 Pool SD5249 5.50% 04/01/2054 2,684,427
3,901,868 Pool SD5573 3.00% 08/01/2052 3,435,166
2,129,106 Pool SD5617 6.00% 06/01/2054 2,193,820
2,749,303 Pool SD6002 5.50% 07/01/2054 2,784,343
2,473,263 Pool SD6977 4.50% 03/01/2049 2,407,748
1,409,418 Pool SD7553 3.00% 03/01/2052 1,241,438
2,104,043 Pool SD7556 3.00% 08/01/2052 1,843,158
1,180,499 Pool SD8146 2.00% 05/01/2051 939,988
4,318,331 Pool SL0638 2.50% 02/01/2052 3,629,383
FNMA ,
1,940,000 Pool BS9945 6.13% 11/01/2033 2,089,782
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,661,571
2,053,000 Pool BZ3117 5.06% 03/01/2035 2,108,696
2,010,000 Pool BZ3627 4.90% 04/01/2030 2,035,493
1,366,000 Pool BZ4051 5.10% 03/01/2030 1,393,051
FNMA REMICS ,
1,426,512 Series 2018-62-B 3.50% 09/25/2048 1,304,308
2,392,586 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap ) 4.87% 03/25/2049 2,355,140
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,703,445
927,286 Series 2024-90-FA
(SOFR 30 Day
Average + 1.50%,
1.50% Floor,
6.50% Cap ) 5.81% 12/25/2054 934,832
1,843,102 Series 2024-96-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.51% 12/25/2054 1,840,525
2,438,162 Series 2025-31-FA
(SOFR 30 Day
Average + 1.30%,
6.50% Cap ) 5.61% 06/25/2054 2,443,439
FNMA UMBS ,
3,117,122 Pool CA6032 2.50% 06/01/2050 2,630,055
2,214,498 Pool CA8494 2.00% 01/01/2051 1,777,766
2,094,937 Pool CB3240 3.00% 04/01/2052 1,842,209
1,659,261 Pool CB4573 5.00% 09/01/2052 1,632,970
611,429 Pool CB6266 6.00% 05/01/2053 626,358
963,234 Pool CB7272 6.00% 10/01/2053 988,408
866,796 Pool CB7781 5.50% 01/01/2054 869,965
1,437,238 Pool CB8692 5.50% 06/01/2054 1,455,560
3,723,514 Pool CB8851 6.00% 07/01/2054 3,827,380
1,699,238 Pool FS1472 3.50% 11/01/2050 1,547,634
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,469,855 Pool FS3708 5.00% 01/01/2053 2,435,345
1,070,535 Pool FS5082 5.00% 02/01/2053 1,062,975
1,622,970 Pool FS5420 2.50% 03/01/2052 1,362,998
1,689,200 Pool FS5600 2.50% 06/01/2052 1,425,566
897,410 Pool FS6309 6.00% 12/01/2053 930,125
2,574,181 Pool FS6517 2.50% 04/01/2052 2,171,827
2,546,160 Pool FS7512 4.00% 05/01/2052 2,412,157
2,807,623 Pool FS7738 6.00% 03/01/2054 2,902,097
1,399,145 Pool FS8659 5.50% 07/01/2054 1,409,625
3,781,993 Pool MA5553 5.50% 12/01/2054 3,784,772
GNMA ,
1,062,876 Pool 785717 3.00% 11/20/2051 935,306
2,538,320 Pool 786184 3.00% 02/20/2052 2,239,828
759,328 Pool 786227 3.00% 04/20/2052 669,782
1,724,310 Pool MA5191 3.50% 05/20/2048 1,593,522
818,397 Series
2013-116-WU 3.00% 12/20/2042 805,068
1,025,774 Series 2021-58-HP 3.00% 08/20/2050 908,587
939,125 Series 2022-23-BA 3.00% 05/20/2049 872,821
Total US Government and Agency Mortgage
Backed Obligations
(Cost $110,837,353) 111,500,226
US GOVERNMENT AND AGENCY OBLIGATIONS 21.8%
8,300,000 U.S. Treasury
Bonds 1.13% 05/15/2040 5,162,860
30,000,000 U.S. Treasury
Bonds 1.38% 11/15/2040 19,121,484
650,000 U.S. Treasury Notes 0.75% 03/31/2026 634,012
650,000 U.S. Treasury Notes 0.75% 01/31/2028 603,154
28,850,000 U.S. Treasury Notes 0.63% 05/15/2030 24,827,904
36,050,000 U.S. Treasury Notes 0.63% 08/15/2030 30,753,044
30,650,000 U.S. Treasury Notes 0.88% 11/15/2030 26,297,940
Total US Government and Agency Obligations
(Cost $106,874,526) 107,400,398
SHORT TERM INVESTMENTS 5.1%
6,687,657 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.26%
(g)
6,687,657
6,687,657 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.23%
(g)
6,687,657
12,000,000 U.S. Treasury Bills 0.00% 07/31/2025 11,958,530
Total Short Term Investments
(Cost $25,333,362) 25,333,844
Total Investments 99.7%
(Cost $485,097,727) 490,148,538
Other Assets in Excess of Liabilities 0.3% 1,491,289
NET ASSETS 100.0% $491,639,827

DoubleLine ETF Trust
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 22.7%
US Government and Agency Obligations 21.8
Non-Agency Residential Collateralized Mortgage Obligations 9.0
Asset Backed Obligations 9.0
Short Term Investments 5.1
Non-Agency Commercial Mortgage Backed Obligations 3.9
Collateralized Loan Obligations 3.6
Banks 2.1
Oil, Gas & Consumable Fuels 2.0
Electric Utilities 1.8
Hotels, Restaurants & Leisure 1.3
Insurance 1.1
Ground Transportation 0.9
Specialty Retail 0.7
Health Care Providers & Services 0.7
Metals & Mining 0.7
Consumer Finance 0.7
Software 0.7
Commercial Services & Supplies 0.6
Capital Markets 0.5
Chemicals 0.5
Food Products 0.5
Diversified Telecommunication Services 0.4
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.4
Transportation Infrastructure 0.4
Building Products 0.4
Multi-Utilities 0.4
Construction & Engineering 0.4
Health Care Equipment & Supplies 0.4
Financial Services 0.3
Media 0.3
Independent Power and Renewable Electricity Producers 0.3
Specialized REITs 0.3
Trading Companies & Distributors 0.3
Professional Services 0.3
Aerospace & Defense 0.3
Technology Hardware, Storage & Peripherals 0.3
IT Services 0.3
Containers & Packaging 0.3
Wireless Telecommunication Services 0.2
Biotechnology 0.2
Machinery 0.2
Semiconductors & Semiconductor Equipment 0.2
Tobacco 0.2
Consumer Staples Distribution & Retail 0.2
Residential REITs 0.2
Industrial REITs 0.2
Energy Equipment & Services 0.2
Automobile Components 0.2
Hotel & Resort REITs 0.2
Communications Equipment 0.1
Retail REITs 0.1
Distributors 0.1
Household Durables 0.1
Electrical Equipment 0.1
Marine Transportation 0.1
Diversified REITs 0.1
Pharmaceuticals 0.1
Electronic Equipment, Instruments & Components 0.1
Entertainment 0.1
Construction Materials 0.1
Health Care REITs 0.1
Automobiles 0.1
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Real Estate Management & Development 0.1%
Diversified Consumer Services 0.1
Passenger Airlines 0.1
Banking 0.1
Broadline Retail 0.1
Life Sciences Tools & Services 0.0
(d)
Beverages 0.0
(d)
Health Care Technology 0.0
(d)
Personal Care Products 0.0
(d )
Metals and Mining 0.0
(d)
Industrial Conglomerates 0.0
(d)
Gas Utilities 0.0
(d)
Textiles, Apparel & Luxury Goods 0.0
(d)
Leisure Products 0.0
(d)
Household Products 0.0
(d)
Other Assets and Liabilities 0.3
100.0%

|
June 30, 2025

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2025
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to approximately $140,695,340 or
28.62% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Represents less than 0.05% of net assets.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FTAI Fortress Transportation and Infrastructure Investors LLC
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 2 Year Notes Long 1,470 09/30/2025 $ 305,794,454 $ 1,318,946
U.S. Treasury Long Bonds Long 275 09/19/2025 31,753,906 1,251,406
U.S. Treasury Ultra Bonds Long 27 09/19/2025 3,216,375 158,987
U.S. Treasury 10 Year Ultra Bonds Long 55 09/19/2025 6,284,609 19,183
U.S. Treasury 5 Year Notes Short (570) 09/30/2025 (62,130,000) (833,698)
$1,914,824
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
June 30, 2025

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AUTOMOBILE COMPONENTS 0.1%
4,373 Aptiv plc (Jersey)
(a)
298,326
AUTOMOBILES 4.6%
78,587 Ford Motor Co. 852,669
19,309 General Motors Co. 950,196
39,582 Tesla, Inc.
(a)
12,573,618
14,376,483
BROADLINE RETAIL 6.0%
82,710 Amazon.com, Inc.
(a)
18,145,747
9,303 eBay, Inc. 692,701
18,838,448
CHEMICALS 14.3%
12,699 Air Products and Chemicals, Inc. 3,581,880
12,778 Albemarle Corp. 800,797
17,789 CF Industries Holdings, Inc. 1,636,588
47,686 Corteva, Inc. 3,554,038
76,928 Dow, Inc. 2,037,053
45,683 DuPont de Nemours, Inc. 3,133,397
12,565 Eastman Chemical Co. 938,103
14,413 Ecolab, Inc. 3,883,439
27,905 International Flavors & Fragrances, Inc. 2,052,413
26,878 Linde plc 12,610,621
27,976 LyondellBasell Industries NV - Class A 1,618,691
34,815 Mosaic Co. (The) 1,270,051
24,762 PPG Industries, Inc. 2,816,678
13,129 Sherwin-Williams Co. (The) 4,507,973
44,441,722
CONSTRUCTION MATERIALS 2.2%
6,265 Martin Marietta Materials, Inc. 3,439,234
13,107 Vulcan Materials Co. 3,418,568
6,857,802
CONTAINERS & PACKAGING 4.0%
250,042 Amcor plc 2,297,886
8,546 Avery Dennison Corp. 1,499,567
30,328 Ball Corp. 1,701,098
57,670 International Paper Co. 2,700,686
9,765 Packaging Corp. of America 1,840,214
54,289 Smurfit WestRock plc 2,342,570
12,382,021
DISTRIBUTORS 0.2%
2,807 Genuine Parts Co. 340,518
5,211 LKQ Corp. 192,859
757 Pool Corp. 220,650
754,027
DIVERSIFIED REITS 0.3%
12,869 WP Carey, Inc. 802,768
DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
124,127 AT&T, Inc. 3,592,235
80,326 Verizon Communications, Inc. 3,475,706
7,067,941
ENTERTAINMENT 8.1%
23,819 Electronic Arts, Inc. 3,803,894
18,211 Live Nation Entertainment, Inc.
(a)
2,754,960
5,318 Netflix, Inc.
(a)
7,121,494
15,000 Take-Two Interactive Software, Inc.
(a)
3,642,750
7,772 TKO Group Holdings, Inc. - Class A 1,414,115
29,343
Walt Disney Co. (The) 3,638,825
SHARES SECURITY DESCRIPTION VALUE $
260,193 Warner Bros Discovery, Inc.
(a)
2,981,812
25,357,850
HEALTH CARE REITS 3.1%
8,979 Alexandria Real Estate Equities, Inc. 652,145
20,633 Healthcare Realty Trust, Inc. - Class A 327,239
40,850 Healthpeak Properties, Inc. 715,284
17,087 Omega Healthcare Investors, Inc. 626,239
14,054 Sabra Health Care REIT, Inc. 259,156
26,503 Ventas, Inc. 1,673,664
35,627 Welltower, Inc. 5,476,938
9,730,665
HOTEL & RESORT REITS 0.2%
40,768 Host Hotels & Resorts, Inc. 626,196
HOTELS, RESTAURANTS & LEISURE 6.8%
8,686 Airbnb, Inc. - Class A
(a)
1,149,505
617 Booking Holdings, Inc. 3,571,962
4,164 Caesars Entertainment, Inc.
(a)
118,216
21,140 Carnival Corp.
(a)
594,457
27,089 Chipotle Mexican Grill, Inc. - Class A
(a)
1,521,047
2,342 Darden Restaurants, Inc. 510,486
682 Domino's Pizza, Inc. 307,309
6,934 DoorDash, Inc. - Class A
(a)
1,709,300
2,448 Expedia Group, Inc. 412,929
4,771 Hilton Worldwide Holdings, Inc. 1,270,708
6,812 Las Vegas Sands Corp. 296,390
4,570 Marriott International, Inc. - Class A 1,248,570
11,426 McDonald's Corp. 3,338,334
4,155 MGM Resorts International
(a)
142,890
8,976 Norwegian Cruise Line Holdings Ltd.
(a)
182,033
5,029 Royal Caribbean Cruises Ltd. 1,574,781
22,846 Starbucks Corp. 2,093,379
1,780 Wynn Resorts Ltd. 166,733
5,587 Yum! Brands, Inc. 827,882
21,036,911
HOUSEHOLD DURABLES 0.9%
5,550 DR Horton, Inc. 715,505
3,093 Garmin Ltd. 645,571
4,669 Lennar Corp. - Class A 516,438
1,049 Mohawk Industries, Inc.
(a)
109,977
60 NVR, Inc.
(a)
443,140
4,036 PulteGroup, Inc. 425,637
2,856,268
INDUSTRIAL REITS 2.5%
15,456 Americold Realty Trust, Inc. 257,033
3,060 EastGroup Properties, Inc. 511,387
7,757 First Industrial Realty Trust, Inc. 373,344
3,500 Lineage, Inc. 152,320
52,860 Prologis, Inc. 5,556,644
13,829 Rexford Industrial Realty, Inc. 491,898
10,940 STAG Industrial, Inc. 396,903
7,739,529
INTERACTIVE MEDIA & SERVICES 9.7%
44,483 Alphabet, Inc. - Class A 7,839,239
35,906 Alphabet, Inc. - Class C 6,369,365
28,465 Match Group, Inc. 879,284
20,579 Meta Platforms, Inc. - Class A 15,189,154
30,277,042
LEISURE PRODUCTS 0.1%
2,641 Hasbro, Inc. 194,959

|
June 30, 2025

SHARES SECURITY DESCRIPTION VALUE $
MEDIA 4.7%
8,748 Charter Communications, Inc. - Class A
(a)
3,576,270
99,612 Comcast Corp. - Class A 3,555,152
24,845 Fox Corp. - Class A 1,392,314
15,326 Fox Corp. - Class B 791,281
42,638 Interpublic Group of Cos., Inc. (The) 1,043,778
43,716 News Corp. - Class A 1,299,240
12,907 News Corp. - Class B 442,839
22,504 Omnicom Group, Inc. 1,618,938
69,893 Paramount Global - Class B 901,620
14,621,432
METALS & MINING 4.0%
83,558 Freeport-McMoRan, Inc. 3,622,239
64,606 Newmont Corp. 3,763,946
25,167 Nucor Corp. 3,260,133
15,061 Steel Dynamics, Inc. 1,927,959
12,574,277
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
60,127 AGNC Investment Corp. 552,567
35,604 Annaly Capital Management, Inc. 670,068
31,239 Rithm Capital Corp. 352,688
18,987 Starwood Property Trust, Inc. 381,069
1,956,392
OFFICE REITS 0.5%
8,581 BXP, Inc. 578,960
9,930 Cousins Properties, Inc. 298,198
6,240 Kilroy Realty Corp. 214,094
9,813 Vornado Realty Trust 375,249
1,466,501
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.0%
17,264 CBRE Group, Inc. - Class A
(a)
2,419,032
24,856 CoStar Group, Inc.
(a)
1,998,422
1,838 Howard Hughes Holdings, Inc.
(a)
124,065
2,817 Jones Lang LaSalle, Inc.
(a)
720,532
484 Seaport Entertainment Group, Inc.
(a)
9,027
3,064 Zillow Group, Inc. - Class A
(a)
209,853
9,480 Zillow Group, Inc. - Class C
(a)
664,074
6,145,005
RESIDENTIAL REITS 3.2%
18,720 American Homes 4 Rent - Class A 675,230
8,384 AvalonBay Communities, Inc. 1,706,145
6,273 Camden Property Trust 706,904
11,223 Equity LifeStyle Properties, Inc. 692,122
20,119 Equity Residential 1,357,831
3,777 Essex Property Trust, Inc. 1,070,402
33,559 Invitation Homes, Inc. 1,100,735
6,899 Mid-America Apartment Communities, Inc. 1,021,121
7,042 Sun Communities, Inc. 890,743
17,731 UDR, Inc. 723,957
9,945,190
RETAIL REITS 3.0%
6,471 Agree Realty Corp. 472,771
18,012 Brixmor Property Group, Inc. 469,032
4,555 Federal Realty Investment Trust 432,679
39,733 Kimco Realty Corp. 835,188
11,060 NNN REIT, Inc. 477,571
53,104 Realty Income Corp. 3,059,322
9,615 Regency Centers Corp. 684,876
18,008 Simon Property Group, Inc. 2,894,967
9,326,406
SHARES SECURITY DESCRIPTION VALUE $
SPECIALIZED REITS 9.1%
26,839 American Tower Corp. 5,931,956
25,658 Crown Castle, Inc. 2,635,846
13,385 CubeSmart 568,863
18,674 Digital Realty Trust, Inc. 3,255,438
3,883 Equinix, Inc. 3,088,810
12,470 Extra Space Storage, Inc. 1,838,577
16,165 Gaming and Leisure Properties, Inc. 754,582
17,409 Iron Mountain, Inc. 1,785,641
5,172 Lamar Advertising Co. - Class A 627,674
7,076 Millrose Properties, Inc. - Class A 201,737
4,214 PotlatchDeltic Corp. 161,691
9,285 Public Storage 2,724,405
8,236 Rayonier, Inc. 182,674
6,329 SBA Communications Corp. - Class A 1,486,302
62,282 VICI Properties, Inc. - Class A 2,030,393
42,666 Weyerhaeuser Co. 1,096,090
28,370,679
SPECIALTY RETAIL 5.1%
348 AutoZone, Inc.
(a)
1,291,856
3,846 Best Buy Co., Inc. 258,182
3,078 CarMax, Inc.
(a)
206,872
14,200 Home Depot, Inc. (The) 5,206,288
11,245 Lowe's Cos., Inc. 2,494,928
17,269 O'Reilly Automotive, Inc.
(a)
1,556,455
6,636 Ross Stores, Inc. 846,621
22,526 TJX Cos., Inc. (The) 2,781,736
10,657 Tractor Supply Co. 562,370
900 Ulta Beauty, Inc.
(a)
421,038
2,473 Williams-Sonoma, Inc. 404,014
16,030,360
TEXTILES, APPAREL & LUXURY GOODS 1.0%
3,069 Deckers Outdoor Corp.
(a)
316,322
2,226 Lululemon Athletica, Inc.
(a)
528,853
23,642 NIKE, Inc. - Class B 1,679,528
812 Ralph Lauren Corp. - Class A 222,715
4,215 Tapestry, Inc. 370,119
3,117,537
WIRELESS TELECOMMUNICATION SERVICES 1.2%
15,219 T-Mobile US, Inc. 3,626,079
Total Common Stocks
(Cost $294,933,244) 310,818,816
SHORT TERM INVESTMENTS 0.1%
203,262 JPMorgan U.S. Government Money
Market Fund - Class IM 4.26%
(b)
203,262
203,262 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.23%
(b)
203,262
Total Short Term Investments
(Cost $406,524) 406,524
Total Investments 99.9%
(Cost $295,339,768) 311,225,340
Other Assets in Excess of Liabilities 0.1% 258,122
NET ASSETS 100.0% $311,483,462

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
(Unaudited)
June 30, 2025
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
June 30, 2025
|
June 30, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 20.9%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor ) 7.79%
(a)
02/19/2038 1,006,522
Arbor Realty Collateralized Loan Obligation Ltd. ,
3,100,000 Series 2025-BTR1-A
(CME Term SOFR
1 Month + 1.93% ) 6.25%
(a)
01/20/2041 3,103,159
2,000,000 Series 2025-BTR1-
AS (CME Term
SOFR 1 Month +
2.64% ) 6.96%
(a)
01/20/2041 2,002,050
Arbor Realty Commercial Real Estate Notes Ltd. ,
3,420,739 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.46% Floor ) 5.78%
(a)
11/15/2036 3,430,940
1,146,461 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor ) 5.75%
(a)
01/15/2037 1,148,056
BDS Ltd. ,
2,350,000 Series 2021-FL9-C
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.33%
(a)
11/16/2038 2,345,591
BRSP Ltd. ,
1,063,291 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
08/19/2038 1,054,404
BSPDF Issuer LLC ,
1,000,000 Series 2025-FL2-A
(CME Term SOFR
1 Month + 1.52% ) 5.84%
(a)
12/15/2042 1,001,175
BSPDF Issuer Ltd. ,
1,001,871 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.23%
(a)
10/15/2036 998,040
BSPRT Issuer Ltd. ,
1,969,513 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor ) 6.57%
(a)
09/15/2035 1,973,787
BXMT Ltd. ,
182,358 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.26%,
1.01% Floor ) 5.58%
(a)
02/15/2038 182,181
FS Rialto ,
1,111,566 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor ) 5.65%
(a)
05/16/2038 1,105,034
1,223,405 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor ) 5.68%
(a)
11/16/2036 1,222,801
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GPMT Ltd. ,
569,347 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.61%,
1.36% Floor ) 5.93%
(a)
07/16/2035 559,734
3,595,883 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.78%
(a)
12/15/2036 3,585,829
320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor ) 6.13%
(a)
12/15/2036 315,370
1,000,000 Series 2021-FL4-B
(CME Term SOFR
1 Month + 2.06% ) 6.38%
(a)
12/15/2036 975,662
Greystone CRE Notes Ltd. ,
1,991,637 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor ) 5.45%
(a)
07/15/2039 1,994,838
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 6.08%
(a)
07/15/2039 545,842
HERA Commercial Mortgage Ltd. ,
108,099 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor ) 5.48%
(a)
02/18/2038 107,743
HGI CRE CLO Ltd. ,
789,467 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.16% Floor ) 5.48%
(a)
06/16/2036 790,647
2,500,000 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 6.13%
(a)
06/16/2036 2,502,610
602,541 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor ) 5.43%
(a)
09/17/2036 601,492
2,500,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor ) 5.93%
(a)
09/17/2036 2,497,898
HIG RCP LLC ,
1,250,000 Series 2023-FL1-B
(CME Term SOFR
1 Month + 3.61%,
3.61% Floor ) 7.93%
(a)
09/19/2038 1,259,040
INCREF LLC ,
2,500,000 Series 2025-FL1-A
(CME Term SOFR
1 Month + 1.73% ) 6.05%
(a)
10/19/2042 2,514,605
KREF Ltd. ,
1,655,221 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor ) 5.50%
(a)
02/15/2039 1,654,660
100,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor ) 6.43%
(a)
02/15/2039 99,101

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,219,919 Series 2022-FL3-A
(CME Term SOFR
1 Month + 1.45%,
1.45% Floor ) 5.77%
(a)
02/17/2039 2,222,547
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor ) 6.22%
(a)
02/17/2039 250,910
250,000 Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor ) 6.42%
(a)
02/17/2039 250,309
LFT CRE Ltd. ,
1,105,599 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor ) 5.60%
(a)
06/15/2039 1,108,078
2,500,000 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.86%,
1.86% Floor ) 6.18%
(a)
06/15/2039 2,498,465
LoanCore Issuer Ltd. ,
321,226 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.73%
(a)
07/15/2036 319,913
2,000,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor ) 6.18%
(a)
07/15/2036 1,995,874
861,813 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
11/15/2038 864,798
1,600,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.73%
(a)
11/15/2038 1,605,611
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor ) 5.88%
(a)
07/15/2036 1,500,636
249,791 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor ) 5.53%
(a)
07/16/2036 249,975
497,710 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.51%
(a)
10/16/2036 497,972
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor ) 6.18%
(a)
10/16/2036 992,203
Ready Capital Mortgage Financing LLC ,
1,328,245 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
11/25/2036 1,332,173
STWD Ltd. ,
3,000,000
Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.56% ) 5.88%
(a)
04/18/2038 2,984,340
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
773,663 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor ) 5.65%
(a)
11/15/2038 773,587
TRTX Issuer Ltd. ,
758,579 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.63%
(a)
03/15/2038 758,547
2,580,508 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor ) 5.96%
(a)
02/15/2039 2,589,524
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor ) 6.46%
(a)
02/15/2039 2,097,564
Total Collateralized Loan Obligations
(Cost $65,074,153) 65,471,837
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 60.3%
1211 Avenue of the Americas Trust ,
1,000,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 959,854
1345T ,
1,500,000 Series 2025-AOA-A
(CME Term SOFR
1 Month + 1.60% ) 5.90%
(a)
06/15/2030 1,504,834
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.49%
(a)
09/15/2034 1,486,788
Arbor Multifamily Mortgage Securities Trust ,
1,454,000 Series
2021-MF2-ASB 2.24%
(a)
06/15/2054 1,358,505
ARDN Mortgage Trust ,
1,860,000 Series 2025-ARCP-A
(CME Term SOFR
1 Month + 1.75% ) 6.05%
(a)
06/15/2035 1,864,321
BANK ,
559,454 Series
2017-BNK5-A4 3.13% 06/15/2060 547,935
357,046 Series
2018-BN14-A2 4.13% 09/15/2060 354,174
1,000,000 Series
2019-BN19-A2 2.93% 08/15/2061 944,822
1,673,654 Series
2019-BN22-ASB 2.90% 11/15/2062 1,628,689
1,050,000 Series
2021-BN32-ASB 2.33% 04/15/2054 985,491
240,859 Series
2021-BN33-A1 0.61% 05/15/2064 236,515
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 628,440
242,507 Series
2021-BN37-A1 1.19% 11/15/2064 237,194
400,000 Series
2021-BN38-ASB 2.51% 12/15/2064 370,295
599,881 Series
2022-BNK39-A1 1.74% 02/15/2055 585,387
98,160 Series
2023-BNK45-A1 5.43% 02/15/2056 98,923

|
June 30, 2025

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,478,704 Series
2023-BNK46-A1 6.01% 08/15/2056 1,500,594
1,657,042 Series
2024-BNK47-A1 5.52% 06/15/2057 1,695,885
1,290,676 Series
2024-BNK48-A1 4.33% 10/15/2057 1,286,325
2,635,811 Series
2025-BNK49-A1 4.77% 03/15/2058 2,655,789
3,000,000 Series
2025-BNK50-A1 4.73% 05/15/2068 3,020,763
BANK5 ,
3,000,000 Series
2023-5YR1-A3 6.26%
(b)
04/15/2056 3,120,514
323,245 Series
2023-5YR2-A1 6.20% 07/15/2056 329,703
3,000,000 Series
2023-5YR2-A3 6.66%
(b)
07/15/2056 3,166,301
1,500,000 Series
2024-5YR10-A3 5.30% 10/15/2057 1,538,378
1,500,000 Series
2024-5YR11-A3 5.89% 11/15/2057 1,572,764
2,586,800 Series
2024-5YR5-A3 5.70% 02/15/2029 2,675,382
750,223 Series
2024-5YR7-A1 5.82% 06/15/2057 763,811
1,661,957 Series
2024-5YR8-A1 5.19% 08/15/2057 1,683,333
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,036,214
970,094 Series
2025-5YR14-A1 4.82% 04/15/2058 976,097
BANK5 Trust ,
1,642,173 Series
2024-5YR6-A1 5.86% 05/15/2057 1,679,982
1,248,000 Series
2024-5YR6-A3 6.23% 05/15/2057 1,314,883
BBCMS Mortgage Trust ,
64,405 Series 2017-C1-ASB 3.49% 02/15/2050 63,652
2,177,000 Series
2021-C11-ASB 2.11% 09/15/2054 2,027,027
548,170 Series 2023-C19-A1 5.70% 04/15/2056 553,496
741,370 Series
2024-5C25-A1 5.49% 03/15/2057 754,035
1,502,809 Series 2024-C24-A1 5.23% 02/15/2057 1,514,978
1,831,434 Series 2024-C28-A1 4.91% 09/15/2057 1,843,232
1,283,990 Series
2025-5C34-A1 4.81% 05/15/2058 1,291,838
19,629,414 Series
2025-5C34-XA 1.39%
(b)(c)
05/15/2058 974,777
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor ) 5.61%
(a)
07/15/2037 537,341
Benchmark Mortgage Trust ,
3,677 Series 2018-B2-A2 3.66% 02/15/2051 3,636
500,000 Series 2018-B7-A3 4.24% 05/15/2053 493,693
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,288,906
542,738 Series
2019-B13-ASB 2.89% 08/15/2057 526,704
11,928,040 Series 2019-B14-XA 0.88%
(b)(c)
12/15/2062 253,291
668,274 Series 2019-B15-A2 2.91% 12/15/2072 633,446
300,000 Series
2020-B22-ASB 1.73% 01/15/2054 276,586
1,250,000 Series 2021-B25-A3 1.91% 04/15/2054 1,131,049
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
267,504 Series 2022-B37-A1 5.94%
(b)
11/15/2055 270,316
2,500,000 Series 2023-B38-A2 5.63% 04/15/2056 2,559,643
219,874 Series 2023-V2-A1 5.85% 05/15/2055 220,986
775,000 Series 2023-V2-A2 5.36% 05/15/2055 787,282
14,048,767 Series 2023-V2-XA 1.22%
(b)(c)
05/15/2055 346,139
201,482 Series 2024-V10-A1 4.48% 09/15/2057 200,900
188,846 Series 2024-V12-A1 5.05% 12/15/2057 191,033
270,640 Series 2024-V5-A1 5.32% 01/10/2057 274,043
1,647,380 Series 2024-V7-A1 5.63% 05/15/2056 1,681,121
820,949 Series 2024-V8-A1 5.51% 07/15/2057 835,921
1,500,000 Series 2024-V8-A3 6.19%
(b)
07/15/2057 1,583,448
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,069,631
300,000 Series 2025-V13-A1 5.09% 02/15/2058 303,844
1,957,776 Series 2025-V14-A1 4.84% 04/15/2057 1,976,974
1,000,000 Series 2025-V15-A1 4.91% 06/15/2058 1,008,555
BMARK ,
563,078 Series 2023-V4-A1 6.45% 11/15/2056 576,048
BMO Mortgage Trust ,
264,856 Series 2022-C1-A1 2.20% 02/15/2055 260,440
80,935 Series 2022-C3-A1 5.43%
(b)
09/15/2054 81,036
403,029 Series 2023-5C2-A1 6.80% 11/15/2056 412,814
417,695 Series 2023-C4-A1 5.29% 02/15/2056 419,008
1,213,466 Series 2023-C5-A1 5.74% 06/15/2056 1,226,386
500,000 Series 2023-C5-A2 6.52% 06/15/2056 514,004
1,254,466 Series 2023-C7-A1 5.90% 12/15/2056 1,275,412
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 85,604
1,637,054 Series 2024-5C4-A1 6.02% 05/15/2057 1,676,166
485,702 Series 2024-5C5-A1 5.20% 02/15/2057 485,596
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,049,104
1,162,886 Series 2024-5C7-A1 4.83% 11/15/2057 1,169,721
1,316,735 Series 2024-C9-A1 5.48% 07/15/2057 1,337,869
415,206 Series
2025-5C10-A1 4.74% 05/15/2058 418,350
17,432,807 Series
2025-5C10-XA 1.58%
(b)(c)
05/15/2058 975,052
1,101,257 Series 2025-5C9-A1 4.97% 04/15/2058 1,107,166
1,909,511 Series 2025-C11-A1 4.97% 02/15/2058 1,936,914
1,000,000 Series 2025-C12-A1 4.90% 06/15/2058 1,008,802
BPR Trust ,
340,000 Series 2021-TY-B
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.58%
(a)
09/15/2038 338,889
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor ) 5.36%
(a)
04/15/2034 406,852
267,766 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor ) 5.16%
(a)
10/15/2036 267,757
514,379 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.93%
(a)
11/15/2038 514,024
1,285,149 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor ) 5.11%
(a)
10/15/2038 1,285,343
1,134,000 Series 2021-XL2-D
(CME Term SOFR
1 Month + 1.51% ) 5.82%
(a)
10/15/2038 1,134,227

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Mortgage Trust ,
1,500,000 Series 2021-PAC-A
(CME Term SOFR
1 Month + 0.80% ) 5.12%
(a)
10/15/2036 1,497,176
BX Trust ,
2,020,065 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor ) 5.47%
(a)
10/15/2026 2,018,325
320,000 Series 2021-LBA-
DJV (CME Term
SOFR 1 Month +
1.71% ) 6.03%
(a)
02/15/2036 318,233
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor ) 5.28%
(a)
10/15/2036 997,862
1,505,000 Series
2021-MFM1-C
(CME Term SOFR
1 Month + 1.31% ) 5.63%
(a)
01/15/2034 1,504,804
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor ) 5.68%
(a)
11/15/2036 1,267,016
860,000 Series 2021-VIEW-C
(CME Term SOFR
1 Month + 2.46%,
2.35% Floor ) 6.78%
(a)
06/15/2036 856,643
2,303,000 Series 2022-PSB-C
(CME Term SOFR
1 Month + 3.70% ) 8.01%
(a)
08/15/2039 2,305,879
Cantor Commercial Real Estate Lending ,
1,256,023 Series 2019-CF1-A2 3.62% 05/15/2052 1,202,070
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 185,772
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor ) 5.30%
(a)
02/15/2039 973,859
Citigroup Commercial Mortgage Trust ,
213,671 Series 2015-P1-A5 3.72% 09/15/2048 213,287
283,995 Series 2016-C1-A3 2.94% 05/10/2049 280,943
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,714,316
885,206 Series 2017-P7-A3 3.44% 04/14/2050 871,757
1,292,514 Series
2019-GC43-AAB 2.96% 11/10/2052 1,253,405
Commercial Mortgage Trust ,
435,185 Series
2015-CR25-A4 3.76% 08/10/2048 434,239
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,450,193
2,000,000 Series 2016-DC2-B 4.84%
(b)
02/10/2049 1,974,387
CSAIL Commercial Mortgage Trust ,
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,924,045
19,051 Series 2020-C19-A1 1.30% 03/15/2053 17,138
2,015,168 Series
2020-C19-ASB 2.55% 03/15/2053 1,933,190
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,577,589
1,307,073 Series 2017-PFHP-A
(CME Term SOFR
1 Month + 1.00%,
0.95% Floor ) 5.31%
(a)
12/15/2030 1,303,709
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,357,254
306,152 Series 2020-C9-A2 1.90% 08/15/2053 304,040
2,250,000 Series 2020-C9-A3 1.88% 08/15/2053 2,093,982
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.76%
(a)(b)
06/05/2035 1,442,716
EQUS Mortgage Trust ,
1,899,785 Series 2021-EQAZ-B
(CME Term SOFR
1 Month + 1.36% ) 5.68%
(a)
10/15/2038 1,899,429
Extended Stay America Trust ,
1,415,251 Series 2021-ESH-B
(CME Term SOFR
1 Month + 1.49%,
1.38% Floor ) 5.81%
(a)
07/15/2038 1,416,698
GS Mortgage Securities Corp. Trust ,
1,000,000 Series 2021-STAR-A
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor ) 5.38%
(a)
12/15/2036 995,492
GS Mortgage Securities Trust ,
1,492,514 Series 2010-C1-C 5.64%
(a)(b)
08/10/2043 1,483,265
276,397 Series
2013-GC13-AS 4.01%
(a)(b)
07/10/2046 272,375
3,000,000 Series 2013-GC13-B 4.01%
(a)(b)
07/10/2046 2,908,079
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 994,849
980,000 Series
2018-GS10-A2 4.00% 07/10/2051 970,360
300,000 Series
2019-GC38-A3 3.70% 02/10/2052 293,832
234,412 Series
2019-GC39-A3 3.31% 05/10/2052 224,290
175,214 Series
2019-GSA1-AAB 2.99% 11/10/2052 170,578
2,739,656 Series
2020-GC45-AAB 2.84% 02/13/2053 2,645,375
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2,074,832 Series 2016-JP2-A3 2.56% 08/15/2049 2,047,183
540,665 Series 2016-JP3-A4 2.63% 08/15/2049 529,811
1,331,457 Series 2019-UES-A 3.81%
(a)
05/05/2032 1,307,266
JPMBB Commercial Mortgage Securities Trust ,
283,163 Series 2015-C27-A4 3.18% 02/15/2048 274,291
150,778 Series 2015-C31-A3 3.80% 08/15/2048 150,451
590,000 Series 2015-C33-AS 4.02% 12/15/2048 582,073
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 135,411
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,614,718
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,913,617
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 496,367
LCCM Trust ,
514,483 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 502,236
MHC Commercial Mortgage Trust ,
1,000,000 Series 2021-MHC-B
(CME Term SOFR
1 Month + 1.22%,
1.10% Floor ) 5.53%
(a)
04/15/2038 1,000,517
Morgan Stanley Bank of America Merrill Lynch Trust ,
211,854 Series 2017-C33-A3 3.30% 05/15/2050 209,043
398,026 Series 2025-5C1-A1 4.92% 03/15/2058 400,519
Morgan Stanley Capital I ,
1,609,248 Series 2017-HR2-A3 3.33% 12/15/2050 1,562,338

|
June 30, 2025

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 989,143
7,812,139 Series 2019-L2-XA 1.16%
(b)(c)
03/15/2052 236,416
975,107 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 945,003
MSWF Commercial Mortgage Trust ,
1,713,895 Series 2023-1-A1 5.54% 05/15/2056 1,727,636
1,083,844 Series 2023-2-A1 5.96% 12/15/2056 1,099,986
2,200,000 Series 2023-2-A2 6.89% 12/15/2056 2,324,298
UBS Commercial Mortgage Trust ,
527,450 Series 2017-C7-A3 3.42% 12/15/2050 514,115
391,905 Series 2018-C13-A3 4.07% 10/15/2051 387,930
627,137 Series
2018-C15-ASB 4.20% 12/15/2051 624,428
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,579,106
VEGAS Trust ,
1,500,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 1,521,054
Wells Fargo Commercial Mortgage Trust ,
199,887 Series 2015-C30-A4 3.66% 09/15/2058 199,488
747,761 Series
2015-LC22-A4 3.84% 09/15/2058 745,552
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 326,222
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 994,075
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 729,040
1,080,000 Series
2016-BNK1-A3 2.65% 08/15/2049 1,053,369
725,000 Series 2016-C33-A4 3.43% 03/15/2059 716,829
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,225,743
97,535 Series 2017-C38-A4 3.19% 07/15/2050 95,558
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,367,602
500,000 Series 2019-C53-A3 2.79% 10/15/2052 467,774
2,500,000 Series
2020-C57-ASB 1.91% 08/15/2053 2,365,691
451,441 Series 2021-SAVE-A
(CME Term SOFR
1 Month + 1.36%,
1.15% Floor ) 5.68%
(a)
02/15/2040 451,799
1,410,521 Series 2024-5C1-A1 5.23% 07/15/2057 1,426,980
2,146,742 Series 2024-C63-A1 4.89% 08/15/2057 2,163,875
20,667,439 Series 2025-5C4-XA 1.35%
(b)(c)
05/15/2058 988,896
910,208 Series 2025-C64-A1 5.02% 02/15/2058 918,437
1,000,000 Series 2025-VTT-C 6.03%
(a)(b)
03/15/2038 1,008,675
WFRBS Commercial Mortgage Trust ,
90,209 Series 2013-C14-AS 3.49% 06/15/2046 87,874
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 912,303
WHARF Commercial Mortgage Trust ,
2,000,000 Series 2025-DC-A 5.35%
(a)(b)
07/15/2040 2,041,556
WP Glimcher Mall Trust ,
1,640,000 Series 2015-WPG-A 3.63%
(a)(b)
06/05/2035 1,628,110
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $187,002,334) 189,387,847
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
AREIT Trust ,
2,023,855 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor ) 5.55%
(a)
01/20/2037 2,032,218
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BXMT Ltd. ,
312,881 Series 2020-FL3-A
(CME Term SOFR
1 Month + 2.01%,
2.01% Floor ) 6.33%
(a)
11/15/2037 314,064
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $2,307,521) 2,346,282
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 14.0%
FHLMC ,
1,983,904 Pool WN2001 3.26% 09/01/2027 1,953,356
FHLMC Multifamily Structured Pass-Through Certificates ,
1,823,814 Series K089-A1 3.34% 10/25/2028 1,796,702
4,000,000 Series K518-A2 5.40% 01/25/2029 4,158,411
3,000,000 Series K741-A2 1.60% 12/25/2027 2,832,319
FHLMC, Multifamily Structured Pass-Through Certificates ,
4,100,000 Series K088-A2 3.69% 01/25/2029 4,051,159
FNMA ,
5,000,000 Pool AN4431 3.22% 01/01/2027 4,929,780
3,500,000 Pool BL2869 2.79% 07/01/2029 3,323,373
1,001,244 Pool BS8635 4.42% 05/01/2028 1,003,922
4,000,000 Pool BZ0638 4.82% 04/01/2029 4,092,127
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,616,333
6,343,262 Pool BZ3936 4.78% 05/01/2030 6,417,865
FNMA REMICS ,
4,874,906 Series 2017-M8-A2 3.06%
(b)
05/25/2027 4,782,564
Total US Government and Agency Mortgage
Backed Obligations
(Cost $43,972,290) 43,957,911
SHORT TERM INVESTMENTS 4.6%
7,260,981 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.26%
(d)
7,260,981
7,260,981 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.23%
(d)
7,260,981
Total Short Term Investments
(Cost $14,521,962) 14,521,962
Total Investments 100.5%
(Cost $312,878,260) 315,685,839
Liabilities in Excess of Other Assets (0.5)% (1,710,936)
NET ASSETS 100.0% $313,974,903

DoubleLine ETF Trust
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to approximately $113,344,630 or
36.10% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
June 30, 2025
|
June 30, 2025

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.7%
BRAVO Residential Funding Trust ,
1,000,000 Series
2025-NQM6-B1A 6.47%
(a)(b)
06/25/2065 1,007,988
Connecticut Avenue Securities Trust ,
542,944 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95% ) 6.26%
(b)
09/25/2043 547,491
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.11%
(b)
01/25/2044 2,024,138
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.11%
(b)
02/25/2044 1,514,931
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor ) 6.01%
(b)
07/25/2044 3,015,247
Cross Mortgage Trust ,
1,861,000 Series 2025-H4-M1 6.45%
(a)(b)
06/25/2070 1,886,323
Deephaven Residential Mortgage Trust ,
726,888 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 704,225
EFMT ,
3,600,000 Series
2025-NQM2-M1B 6.91%
(a)(b)
06/25/2070 3,645,194
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90% ) 7.21%
(b)
04/25/2042 1,030,756
801,471 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00% ) 6.31%
(b)
06/25/2043 806,070
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95% ) 6.26%
(b)
02/25/2044 6,094,327
2,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 6.31%
(b)
03/25/2044 2,021,935
GS Mortgage-Backed Securities Trust ,
8,523,000 Series
2025-NQM2-M1 6.27%
(a)(b)
06/25/2065 8,622,063
J.P. Morgan Mortgage Trust ,
3,533,000 Series
2025-NQM2-M1A 6.36%
(a)(b)
09/25/2065 3,577,915
Morgan Stanley Residential Mortgage Loan Trust ,
3,588,000 Series
2025-NQM3-M1 6.56%
(a)(b)
05/25/2070 3,617,436
New Residential Mortgage Loan Trust ,
4,120,419 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 4,145,674
OBX Trust ,
1,015,673 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 1,024,656
660,302
Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 661,481
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,279,428 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,289,860
721,484 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 726,964
1,439,101 Series
2024-NQM6-A1 6.45%
(b)(c)
02/25/2064 1,458,493
5,200,000 Series
2025-NQM8-M1 6.39%
(a)(b)
03/25/2065 5,259,495
PRPM Trust ,
4,111,000 Series
2025-NQM2-M1A 6.63%
(a)(b)
04/25/2070 4,153,811
Verus Securitization Trust ,
1,060,169 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 1,067,161
656,168 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 665,959
1,227,800 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,239,547
779,840 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 791,631
1,089,000 Series 2025-4-M1 6.30%
(a)(b)
05/25/2070 1,098,317
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $62,998,819) 63,699,088
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 100.4%
FHLMC REMICS ,
1,877,397 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap ) 4.92% 11/15/2046 1,839,267
1,201,510 Series 5008-DI 3.00%
(d)
09/25/2050 161,128
6,847,454 Series 5020-IH 3.00%
(d)
08/25/2050 1,145,670
6,003,180 Series 5083-IH 2.50%
(d)
03/25/2051 893,220
3,133,978 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap ) 4.00% 03/25/2051 2,536,097
5,560,440 Series 5188-IA 3.00%
(d)
02/25/2052 832,612
8,654,612 Series 5377- 2.50%
(d)
12/25/2051 1,133,061
12,107,326 Series 5531- 3.00%
(d)
06/25/2041 1,383,366
FHLMC STRIPS ,
6,579,148 Series 389-C19 2.50%
(d)
04/15/2052 1,039,074
FHLMC UMBS ,
9,575,936 Pool QD8212 3.00% 03/01/2052 8,372,155
5,066,918 Pool RA2853 2.50% 06/01/2050 4,254,325
9,703,987 Pool RJ3490 6.00% 02/01/2055 9,976,248
2,201,865 Pool SD2912 5.00% 05/01/2053 2,174,869
1,923,724 Pool SD3139 3.50% 07/01/2052 1,736,249
3,887,559 Pool SD3354 5.00% 06/01/2053 3,823,317
6,318,852 Pool SD3530 6.00% 08/01/2053 6,473,447
2,582,546 Pool SD3745 6.00% 09/01/2053 2,647,043
4,469,673 Pool SD4296 2.00% 02/01/2052 3,587,622
4,460,797 Pool SD4650 5.00% 01/01/2054 4,406,104
4,094,517 Pool SD4794 6.50% 01/01/2054 4,330,566
2,565,464 Pool SD4888 6.00% 02/01/2054 2,634,399
6,646,854 Pool SD5525 5.50% 06/01/2054 6,727,768
8,924,066 Pool SD5573 3.00% 08/01/2052 7,856,659
2,593,750 Pool SD5617 6.00% 06/01/2054 2,672,587
2,155,916 Pool SD5726 3.00% 07/01/2052 1,884,493
6,216,736 Pool SD6053 5.50% 08/01/2054 6,274,256
6,683,529 Pool SD6570 5.50% 10/01/2054 6,742,167
6,485,234 Pool SD6874 5.50% 11/01/2054 6,564,184
5,104,095 Pool SD7512 3.00% 02/01/2050 4,505,353
10,597,798 Pool SD7535 2.50% 02/01/2051 8,956,683
5,830,106 Pool SD7550 3.00% 02/01/2052 5,141,256

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
4,415,882 Pool SD7565 5.50% 09/01/2053 4,473,795
6,554,779 Pool SD7567 5.50% 02/01/2054 6,635,411
2,728,266 Pool SD8288 5.00% 01/01/2053 2,688,175
9,832,601 Pool SL0810 5.50% 04/01/2055 9,864,407
4,121,431 Pool SL1460 5.50% 06/01/2055 4,135,579
4,918,820 Pool SL1488 2.50% 04/01/2052 4,135,610
FNMA REMICS ,
1,198,900 Series 2017-99-PY 4.00% 12/25/2047 1,128,422
3,370,374 Series 2021-3-NI 2.50%
(d)
02/25/2051 502,503
3,370,595 Series 2021-42-IA 3.00%
(d)
02/25/2051 512,710
5,337,305 Series 2021-88-KI 3.50%
(d)
03/25/2046 890,819
5,559,876 Series 2021-94- 3.00%
(d)
01/25/2052 948,480
4,820,302 Series 2023-51-BI 3.50%
(d)
04/25/2053 942,514
3,475,062 Series 2024-82-FH
(SOFR 30 Day
Average + 1.15%,
1.15% Floor,
6.50% Cap ) 5.46% 11/25/2054 3,459,122
5,392,578 Series 2024-9-BI 3.00%
(d)
03/25/2051 915,658
9,420,108 Series 2025-18-FH
(SOFR 30 Day
Average + 1.40%,
1.40% Floor,
6.50% Cap ) 5.71% 08/25/2054 9,449,780
FNMA STRIPS ,
8,231,266 Series 427-C84 3.50%
(d)
11/25/2040 1,153,971
6,748,479 Series 437-C8 2.50%
(d)
06/25/2052 1,065,644
FNMA UMBS ,
11,000,741 Pool BU1061 2.50% 10/01/2051 9,275,083
6,800,995 Pool CA6032 2.50% 06/01/2050 5,738,301
10,558,953 Pool CA7028 2.50% 09/01/2050 8,918,837
2,600,389 Pool CB7781 5.50% 01/01/2054 2,609,895
1,497,167 Pool CB8020 6.50% 02/01/2054 1,548,717
7,264,294 Pool CB9973 5.50% 02/01/2055 7,326,060
7,688,366 Pool FA0475 5.50% 12/01/2054 7,736,812
9,601,991 Pool FA0950 5.50% 03/01/2055 9,718,906
9,141,799 Pool FM5944 2.50% 01/01/2051 7,589,979
5,320,543 Pool FM7529 3.00% 05/01/2051 4,674,091
5,683,861 Pool FS0984 3.00% 04/01/2052 5,006,397
3,760,887 Pool FS2040 2.00% 02/01/2052 2,985,835
4,422,435 Pool FS2141 3.50% 06/01/2052 4,015,981
2,639,160 Pool FS5704 2.00% 04/01/2052 2,094,005
5,139,933 Pool FS6476 2.50% 11/01/2051 4,326,038
3,664,241 Pool FS7114 5.50% 02/01/2054 3,710,940
6,103,687 Pool FS7512 4.00% 05/01/2052 5,782,452
6,695,246 Pool FS7738 6.00% 03/01/2054 6,920,534
5,721,257 Pool FS7819 2.00% 03/01/2052 4,601,655
4,924,145 Pool FS8652 2.50% 04/01/2052 4,123,271
7,596,395 Pool FS8660 5.50% 08/01/2054 7,693,217
8,963,757 Pool FS9026 5.50% 09/01/2053 9,068,637
3,368,283 Pool MA3357 4.00% 05/01/2048 3,190,005
4,467,945 Pool MA4492 2.00% 12/01/2051 3,550,623
3,476,346 Pool MA4733 4.50% 09/01/2052 3,333,424
432,389 Pool MA5038 5.00% 06/01/2053 424,920
2,478,259 Pool MA5039 5.50% 06/01/2053 2,483,271
9,255,374 Pool MA5503 5.50% 10/01/2044 9,419,310
5,683,331 Pool MA5615 6.00% 02/01/2055 5,779,314
FNMA/FHLMC UMBS, 30 Year, Single Family ,
30,552,000 Pool 2.50%
(e)
07/25/2055 25,336,258
38,000,000 Pool 3.00%
(e)
07/25/2055 32,887,215
18,219,000 Pool 5.50%
(e)
07/25/2055 18,217,679
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GNMA ,
894,540 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap ) 4.83% 09/20/2046 874,300
1,251,449 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap ) 4.88% 03/20/2049 1,233,048
7,152,641 Series 2020-126-KI 2.50%
(d)
08/20/2050 977,291
9,355,124 Series 2020-146-DI 2.50%
(d)
10/20/2050 1,372,651
16,076,033 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,374,343
3,292,302 Series 2020-153-CI 2.50%
(d)
10/20/2050 451,592
6,298,855 Series 2020-160-VI 2.50%
(d)
10/20/2050 900,656
9,470,189 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,426,793
2,594,126 Series 2020-17-IG 3.00%
(d)
02/20/2050 426,156
7,295,135 Series 2020-173-MI 2.50%
(d)
11/20/2050 1,083,316
3,704,655 Series 2020-183-JI 2.50%
(d)
11/20/2050 544,337
9,974,632 Series 2020-185-MI 2.50%
(d)
12/20/2050 1,518,043
9,261,335 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,330,555
5,443,793 Series 2020-51-ID 3.50%
(d)
04/20/2050 960,045
6,135,054 Series 2021-115-MI 2.50%
(d)
05/20/2051 673,303
8,223,397 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,200,490
1,956,408 Series 2021-142- 3.00%
(d)
08/20/2051 309,765
3,621,008 Series 2021-206-AI 3.50%
(d)
11/20/2051 638,029
5,627,558 Series 2021-57-JI 3.00%
(d)
03/20/2051 972,548
7,619,042 Series 2021-77-IW 2.50%
(d)
12/20/2050 902,077
7,910,455 Series 2021-78-TI 3.00%
(d)
05/20/2051 1,349,623
6,718,264 Series 2022-204- 3.50%
(d)
04/20/2052 1,097,597
6,320,069 Series 2022-207- 3.00%
(d)
08/20/2051 982,503
7,418,770 Series 2022-83- 2.50%
(d)
11/20/2051 1,092,060
4,694,648 Series 2023-24-IH 3.50%
(d)
07/20/2051 879,166
5,543,822 Series 2024-24-BI 3.00%
(d)
12/20/2051 881,055
8,308,912 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,160,018
8,038,690 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,217,296
Total US Government and Agency Mortgage
Backed Obligations
(Cost $432,986,717) 434,524,163
Total Investments 115.1%
(Cost $495,985,536) 498,223,251
Liabilities in Excess of Other Assets (15.1)% (65,458,392)
NET ASSETS 100.0% $432,764,859

|
June 30, 2025

(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to approximately $63,699,088 or 14.72%
of net assets.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Long Bonds Long 138 09/19/2025 $ 15,934,688 $ 514,068
U.S. Treasury 10 Year Ultra Bonds Long 178 09/19/2025 20,339,281 319,592
U.S. Treasury 2 Year Notes Long 260 09/30/2025 54,086,094 242,324
U.S. Treasury Ultra Bonds Long 15 09/19/2025 1,786,875 86,895
U.S. Treasury 5 Year Notes Short (60) 09/30/2025 (6,540,000) (26,344)
$1,136,535
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
June 30, 2025

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 100.2%
723,820 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.26%
(a)(b)
723,820
723,820 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.23%
(a)(b)
723,820
1,500,000 U.S. Treasury Bills 0.00%
(b)
07/22/2025 1,496,362
4,100,000 U.S. Treasury Bills 0.00%
(b)
07/31/2025 4,085,831
200,000 U.S. Treasury Bills 0.00%
(b)
08/21/2025 198,779
4,700,000 U.S. Treasury Bills 0.00%
(b)
11/06/2025 4,630,925
7,900,000 U.S. Treasury Bills 0.00%
(b)
11/13/2025 7,777,704
Total Short Term Investments
(Cost $19,638,267) 19,637,241
Total Investments 100.2%
(Cost $19,638,267) 19,637,241
Liabilities in Excess of Other Assets (0.2)% (40,576)
NET ASSETS 100.0% $19,596,665
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank plc Long 0.25% Termination 07/23/2025 $ 19,700,000 $ (32,342) $ — $ (32,342)
$(32,342) $— $(32,342)
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
June 30, 2025
|
June 30, 2025

SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AEROSPACE & DEFENSE 2.4%
163 Boeing Co. (The)
(a)
34,153
137 GE Aerospace 35,262
123 General Dynamics Corp. 35,874
198 Howmet Aerospace, Inc. 36,854
152 Huntington Ingalls Industries, Inc. 36,702
139 L3Harris Technologies, Inc. 34,867
71 Lockheed Martin Corp. 32,883
71 Northrop Grumman Corp. 35,499
247 RTX Corp. 36,067
456 Textron, Inc. 36,612
23 TransDigm Group, Inc. 34,975
389,748
AIR FREIGHT & LOGISTICS 1.1%
352 CH Robinson Worldwide, Inc. 33,774
300 Expeditors International of Washington, Inc. 34,275
155 FedEx Corp. 35,233
819 GXO Logistics, Inc.
(a)
39,886
347 United Parcel Service, Inc. - Class B 35,026
178,194
AUTOMOBILE COMPONENTS 1.1%
327 Autoliv, Inc. (Sweden) 36,591
1,017 BorgWarner, Inc. 34,049
2,036 Dana, Inc. 34,917
2,945 Goodyear Tire & Rubber Co. (The)
(a)
30,540
372 Lear Corp. 35,333
171,430
AUTOMOBILES 0.8%
3,243 Ford Motor Co. 35,187
679 General Motors Co. 33,414
96 Tesla, Inc.
(a)
30,495
415 Thor Industries, Inc. 36,856
135,952
BANKS 3.2%
765 Bank of America Corp. 36,200
449 Citigroup, Inc. 38,220
838 Citizens Financial Group, Inc. 37,501
884 Fifth Third Bancorp 36,359
18 First Citizens BancShares, Inc. - Class A 35,216
2,160 Huntington Bancshares, Inc. 36,202
128 JPMorgan Chase & Co. 37,108
2,131 KeyCorp 37,122
186 M&T Bank Corp. 36,082
194 PNC Financial Services Group, Inc. (The) 36,165
1,572 Regions Financial Corp. 36,973
854 Truist Financial Corp. 36,713
774 US Bancorp 35,024
453 Wells Fargo & Co. 36,294
511,179
BEVERAGES 1.2%
468 Coca-Cola Co. (The) 33,111
190 Constellation Brands, Inc. - Class A 30,909
1,008 Keurig Dr Pepper, Inc. 33,324
632 Molson Coors Beverage Co. - Class B 30,393
531 Monster Beverage Corp.
(a)
33,262
258 PepsiCo, Inc. 34,067
195,066
BIOTECHNOLOGY 1.3%
183 AbbVie, Inc. 33,968
118 Amgen, Inc. 32,947
SHARES SECURITY DESCRIPTION VALUE $
258 Biogen, Inc.
(a)
32,402
307 Gilead Sciences, Inc. 34,037
69 Regeneron Pharmaceuticals, Inc. 36,226
76 Vertex Pharmaceuticals, Inc.
(a)
33,835
203,415
BROADLINE RETAIL 1.1%
166 Amazon.com, Inc.
(a)
36,419
1,208 Coupang, Inc. (South Korea)
(a)
36,192
463 eBay, Inc. 34,475
4,191 Kohl's Corp. 35,540
2,837 Macy's, Inc. 33,079
175,705
BUILDING PRODUCTS 0.9%
313 Builders FirstSource, Inc.
(a)
36,524
474 Carrier Global Corp. 34,692
540 Masco Corp. 34,754
252 Owens Corning 34,655
140,625
CAPITAL MARKETS 3.6%
66 Ameriprise Financial, Inc. 35,226
382 Bank of New York Mellon Corp. (The) 34,804
35 Blackrock, Inc. 36,724
384 Charles Schwab Corp. (The) 35,036
1,561 Franklin Resources, Inc. 37,230
56 Goldman Sachs Group, Inc. (The) 39,634
648 Interactive Brokers Group, Inc. - Class A 35,906
188 Intercontinental Exchange, Inc. 34,492
692 Jefferies Financial Group, Inc. 37,845
89 LPL Financial Holdings, Inc. 33,372
265 Morgan Stanley 37,328
318 Northern Trust Corp. 40,320
230 Raymond James Financial, Inc. 35,275
66 S&P Global, Inc. 34,801
352 State Street Corp. 37,432
399 StoneX Group, Inc.
(a)
36,365
581,790
CHEMICALS 2.5%
121 Air Products and Chemicals, Inc. 34,129
641 Celanese Corp. - Class A 35,467
478 Corteva, Inc. 35,625
1,218 Dow, Inc. 32,253
506 DuPont de Nemours, Inc. 34,707
432 Eastman Chemical Co. 32,253
128 Ecolab, Inc. 34,488
443 International Flavors & Fragrances, Inc. 32,583
934 Mosaic Co. (The) 34,072
306 PPG Industries, Inc. 34,808
95 Sherwin-Williams Co. (The) 32,619
476 Westlake Corp. 36,142
409,146
COMMERCIAL SERVICES & SUPPLIES 0.8%
643 ABM Industries, Inc. 30,356
150 Cintas Corp. 33,430
133 Republic Services, Inc. - Class A 32,799
140 Waste Management, Inc. 32,035
128,620
COMMUNICATIONS EQUIPMENT 0.4%
537 Cisco Systems, Inc. 37,257
81 Motorola Solutions, Inc. 34,057
71,314

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2025
SHARES SECURITY DESCRIPTION VALUE $
CONSTRUCTION & ENGINEERING 1.2%
309 AECOM 34,874
72 EMCOR Group, Inc. 38,512
812 Fluor Corp.
(a)
41,631
218 MasTec, Inc.
(a)
37,154
100 Quanta Services, Inc. 37,808
189,979
CONSTRUCTION MATERIALS 0.2%
128 Vulcan Materials Co. 33,385
CONSUMER FINANCE 0.9%
959 Ally Financial, Inc. 37,353
116 American Express Co. 37,002
179 Capital One Financial Corp. 38,084
585 Synchrony Financial 39,043
151,482
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.7%
1,520 Albertsons Cos., Inc. - Class A 32,695
945 Andersons, Inc. (The) 34,729
298 BJ's Wholesale Club Holdings, Inc.
(a)
32,133
77 Casey's General Stores, Inc. 39,291
33 Costco Wholesale Corp. 32,668
349 Dollar General Corp. 39,919
374 Dollar Tree, Inc.
(a)
37,041
496 Kroger Co. (The) 35,578
377 Performance Food Group Co.
(a)
32,976
1,738 SpartanNash Co. 46,039
195 Sprouts Farmers Market, Inc.
(a)
32,105
462 Sysco Corp. 34,992
358 Target Corp. 35,317
1,104 United Natural Foods, Inc.
(a)
25,734
425 US Foods Holding Corp.
(a)
32,729
2,993 Walgreens Boots Alliance, Inc. 34,360
343 Walmart, Inc. 33,539
591,845
CONTAINERS & PACKAGING 1.3%
190 Avery Dennison Corp. 33,339
629 Ball Corp. 35,281
343 Crown Holdings, Inc. 35,323
1,521 Graphic Packaging Holding Co. 32,047
706 International Paper Co. 33,062
176 Packaging Corp. of America 33,167
202,219
DISTRIBUTORS 0.6%
1,710 A-Mark Precious Metals, Inc. 37,929
266 Genuine Parts Co. 32,268
831 LKQ Corp. 30,755
100,952
DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
1,222 AT&T, Inc. 35,365
8,620 Lumen Technologies, Inc.
(a)
37,755
769 Verizon Communications, Inc. 33,275
106,395
ELECTRIC UTILITIES 2.9%
327 American Electric Power Co., Inc. 33,930
111 Constellation Energy Corp. 35,825
289 Duke Energy Corp. 34,102
608 Edison International 31,373
406 Entergy Corp. 33,747
521 Eversource Energy 33,146
775
Exelon Corp. 33,651
SHARES SECURITY DESCRIPTION VALUE $
806 FirstEnergy Corp. 32,450
481 NextEra Energy, Inc. 33,391
218 NRG Energy, Inc. 35,006
2,000 PG&E Corp. 27,880
974 PPL Corp. 33,009
377 Southern Co. (The) 34,620
482 Xcel Energy, Inc. 32,824
464,954
ELECTRICAL EQUIPMENT 0.9%
283 Emerson Electric Co. 37,732
72 GE Vernova, Inc. 38,099
108 Rockwell Automation, Inc. 35,874
315 Vertiv Holdings Co. - Class A 40,450
152,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
378 Amphenol Corp. - Class A 37,328
285 Arrow Electronics, Inc.
(a)
36,318
675 Avnet, Inc. 35,829
187 CDW Corp. 33,396
685 Corning, Inc. 36,024
1,763 Ingram Micro Holding Corp. 36,741
259 Insight Enterprises, Inc.
(a)
35,764
202 Jabil, Inc. 44,055
401 Sanmina Corp.
(a)
39,230
278 TD SYNNEX Corp. 37,725
372,410
ENERGY EQUIPMENT & SERVICES 0.7%
917 Baker Hughes Co. - Class A 35,157
1,716 Halliburton Co. 34,972
2,806 NOV, Inc. 34,879
105,008
ENTERTAINMENT 1.2%
236 Electronic Arts, Inc. 37,689
247 Live Nation Entertainment, Inc.
(a)
37,366
28 Netflix, Inc.
(a)
37,496
299 Walt Disney Co. (The) 37,079
3,419 Warner Bros Discovery, Inc.
(a)
39,182
188,812
FINANCIAL SERVICES 2.4%
67 Berkshire Hathaway, Inc. - Class B
(a)
32,547
548 Block, Inc. - Class A
(a)
37,225
1,037 Corebridge Financial, Inc. 36,813
636 Equitable Holdings, Inc. 35,680
427 Fidelity National Information Services, Inc. 34,762
209 Fiserv, Inc.
(a)
36,034
448 Global Payments, Inc. 35,858
59 Mastercard, Inc. - Class A 33,154
481 PayPal Holdings, Inc.
(a)
35,748
94 Visa, Inc. - Class A 33,375
508 Voya Financial, Inc. 36,068
387,264
FOOD PRODUCTS 2.9%
701 Archer-Daniels-Midland Co. 36,998
988 Campbell's Co. (The) 30,282
1,475 Conagra Brands, Inc. 30,193
622 General Mills, Inc. 32,226
209 Hershey Co. (The) 34,684
1,102 Hormel Foods Corp. 33,336
243 Ingredion, Inc. 32,956
299 J M Smucker Co. (The) 29,362
410 Kellanova 32,607

|
June 30, 2025

SHARES SECURITY DESCRIPTION VALUE $
1,262 Kraft Heinz Co. (The) 32,585
499 Mondelez International, Inc. - Class A 33,653
306 Post Holdings, Inc.
(a)
33,363
13 Seaboard Corp. 37,195
601 Tyson Foods, Inc. - Class A 33,620
463,060
GROUND TRANSPORTATION 2.1%
277 Avis Budget Group, Inc.
(a)
46,827
1,069 CSX Corp. 34,881
5,071 Hertz Global Holdings, Inc.
(a)
34,635
244 JB Hunt Transport Services, Inc. 35,038
136 Norfolk Southern Corp. 34,812
228 Ryder System, Inc. 36,252
403 Uber Technologies, Inc.
(a)
37,600
152 Union Pacific Corp. 34,972
296 XPO, Inc.
(a)
37,382
332,399
HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
253 Abbott Laboratories 34,411
1,105 Baxter International, Inc. 33,459
196 Becton Dickinson & Co. 33,761
322 Boston Scientific Corp.
(a)
34,586
479 GE HealthCare Technologies, Inc. 35,480
62 Intuitive Surgical, Inc.
(a)
33,691
462 Solventum Corp.
(a)
35,038
89 Stryker Corp. 35,211
366 Zimmer Biomet Holdings, Inc. 33,383
309,020
HEALTH CARE PROVIDERS & SERVICES 4.4%
1,420 BrightSpring Health Services, Inc.
(a)
33,498
218 Cardinal Health, Inc. 36,623
116 Cencora, Inc. 34,783
596 Centene Corp.
(a)
32,351
106 Cigna Group (The) 35,041
8,647 Community Health Systems, Inc.
(a)
29,400
525 CVS Health Corp. 36,214
248 DaVita, Inc.
(a)
35,328
87 Elevance Health, Inc. 33,840
89 HCA Healthcare, Inc. 34,096
482 Henry Schein, Inc.
(a)
35,210
145 Humana, Inc. 35,450
137 Labcorp Holdings, Inc. 35,964
47 McKesson Corp. 34,441
111 Molina Healthcare, Inc.
(a)
33,067
5,034 Owens & Minor, Inc.
(a)
45,808
196 Quest Diagnostics, Inc. 35,207
199 Tenet Healthcare Corp.
(a)
35,024
112 UnitedHealth Group, Inc. 34,941
178 Universal Health Services, Inc. - Class B 32,245
698,531
HEALTH CARE REITS 0.2%
219 Welltower, Inc. 33,667
HOTELS, RESTAURANTS & LEISURE 3.5%
264 Airbnb, Inc. - Class A
(a)
34,938
834 Aramark 34,920
6 Booking Holdings, Inc. 34,735
1,249 Caesars Entertainment, Inc.
(a)
35,459
674 Chipotle Mexican Grill, Inc. - Class A
(a)
37,846
158 Darden Restaurants, Inc. 34,439
164 DoorDash, Inc. - Class A
(a)
40,429
205 Expedia Group, Inc. 34,579
136 Hilton Worldwide Holdings, Inc. 36,222
SHARES SECURITY DESCRIPTION VALUE $
820 Las Vegas Sands Corp. 35,678
129 Marriott International, Inc. - Class A 35,244
108 McDonald's Corp. 31,554
1,070 MGM Resorts International
(a)
36,797
402 Starbucks Corp. 36,835
777 Yum China Holdings, Inc. (China) 34,740
235 Yum! Brands, Inc. 34,822
569,237
HOUSEHOLD DURABLES 2.1%
286 DR Horton, Inc. 36,871
319 Lennar Corp. - Class A 35,285
334 Mohawk Industries, Inc.
(a)
35,017
6,305 Newell Brands, Inc. 34,047
5 NVR, Inc.
(a)
36,928
343 PulteGroup, Inc. 36,173
598 Taylor Morrison Home Corp. - Class A
(a)
36,729
324 Toll Brothers, Inc. 36,978
433 Whirlpool Corp. 43,914
331,942
HOUSEHOLD PRODUCTS 0.6%
363 Colgate-Palmolive Co. 32,997
235 Kimberly-Clark Corp. 30,296
198 Procter & Gamble Co. (The) 31,545
94,838
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.5%
3,330 AES Corp. (The) 35,032
212 Vistra Corp. 41,087
76,119
INDUSTRIAL CONGLOMERATES 0.4%
228 3M Co. 34,711
150 Honeywell International, Inc. 34,932
69,643
INDUSTRIAL REITS 0.2%
312 Prologis, Inc. 32,797
INSURANCE 4.9%
326 Aflac, Inc. 34,380
161 Allstate Corp. (The) 32,411
273 American Financial Group, Inc. 34,455
399 American International Group, Inc. 34,150
97 Arthur J Gallagher & Co. 31,052
166 Assurant, Inc. 32,783
224 Cincinnati Financial Corp. 33,358
616 Fidelity National Financial, Inc. 34,533
259 Hartford Insurance Group, Inc. (The) 32,859
1,018 Lincoln National Corp. 35,223
379 Loews Corp. 34,739
18 Markel Group, Inc.
(a)
35,953
146 Marsh & McLennan Cos., Inc. 31,921
430 MetLife, Inc. 34,581
894 Old Republic International Corp. 34,365
2,454 Oscar Health, Inc. - Class A
(a)
52,615
434 Principal Financial Group, Inc. 34,473
119 Progressive Corp. (The) 31,756
325 Prudential Financial, Inc. 34,918
167 Reinsurance Group of America, Inc. 33,126
123 Travelers Cos., Inc. (The) 32,907
413 Unum Group 33,354
452 W R Berkley Corp. 33,208
793,120

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2025
SHARES SECURITY DESCRIPTION VALUE $
INTERACTIVE MEDIA & SERVICES 0.5%
198 Alphabet, Inc. - Class A 34,894
53 Meta Platforms, Inc. - Class A 39,118
74,012
IT SERVICES 0.9%
419 Cognizant Technology Solutions Corp. - Class A 32,695
2,219 DXC Technology Co.
(a)
33,929
130 International Business Machines Corp. 38,321
869 Kyndryl Holdings, Inc.
(a)
36,463
141,408
LIFE SCIENCES TOOLS & SERVICES 0.7%
179 Danaher Corp. 35,360
241 IQVIA Holdings, Inc.
(a)
37,978
84 Thermo Fisher Scientific, Inc. 34,059
107,397
MACHINERY 2.9%
343 AGCO Corp. 35,384
97 Caterpillar, Inc. 37,655
105 Cummins, Inc. 34,388
67 Deere & Co. 34,069
190 Dover Corp. 34,814
138 Illinois Tool Works, Inc. 34,121
340 Oshkosh Corp. 38,603
353 Otis Worldwide Corp. 34,954
360 PACCAR, Inc. 34,222
51 Parker-Hannifin Corp. 35,622
516 Stanley Black & Decker, Inc. 34,959
168 Westinghouse Air Brake Technologies Corp. 35,171
268 Xylem, Inc. 34,668
458,630
MEDIA 2.3%
14,612 Altice USA, Inc. - Class A
(a)
31,270
86 Charter Communications, Inc. - Class A
(a)
35,158
976 Comcast Corp. - Class A 34,833
1,896 EchoStar Corp. - Class A
(a)
52,520
616 Fox Corp. - Class A 34,521
1,403 Interpublic Group of Cos., Inc. (The) 34,345
1,196 News Corp. - Class A 35,545
460 Omnicom Group, Inc. 33,092
2,800 Paramount Global - Class B 36,120
1,552 Sirius XM Holdings, Inc. 35,649
363,053
METALS & MINING 1.9%
1,263 Alcoa Corp. 37,271
5,807 Cleveland-Cliffs, Inc.
(a)
44,133
726 Commercial Metals Co. 35,509
881 Freeport-McMoRan, Inc. 38,191
646 Newmont Corp. 37,636
311 Nucor Corp. 40,287
116 Reliance, Inc. 36,412
275 Steel Dynamics, Inc. 35,203
304,642
MULTI-UTILITIES 1.7%
907 CenterPoint Energy, Inc. 33,323
481 CMS Energy Corp. 33,324
322 Consolidated Edison, Inc. 32,313
596 Dominion Energy, Inc. 33,686
248 DTE Energy Co. 32,850
417 Public Service Enterprise Group, Inc. 35,102
431 Sempra 32,657
SHARES SECURITY DESCRIPTION VALUE $
315 WEC Energy Group, Inc. 32,823
266,078
OIL, GAS & CONSUMABLE FUELS 5.0%
1,975 APA Corp. 36,123
247 Chevron Corp. 35,368
397 ConocoPhillips 35,627
1,756 Delek US Holdings, Inc. 37,192
1,112 Devon Energy Corp. 35,373
251 Diamondback Energy, Inc. 34,487
311 EOG Resources, Inc. 37,199
332 Exxon Mobil Corp. 35,790
256 Hess Corp. 35,466
932 HF Sinclair Corp. 38,287
1,207 Kinder Morgan, Inc. 35,486
211 Marathon Petroleum Corp. 35,049
828 Occidental Petroleum Corp. 34,784
421 ONEOK, Inc. 34,366
937 Ovintiv, Inc. 35,653
1,575 Par Pacific Holdings, Inc.
(a)
41,784
1,765 PBF Energy, Inc. - Class A 38,248
298 Phillips 66 35,551
215 Targa Resources Corp. 37,427
263 Valero Energy Corp. 35,352
560 Williams Cos., Inc. (The) 35,174
1,228 World Kinect Corp. 34,814
794,600
PASSENGER AIRLINES 1.2%
660 Alaska Air Group, Inc.
(a)
32,657
2,957 American Airlines Group, Inc.
(a)
33,178
697 Delta Air Lines, Inc. 34,278
6,621 JetBlue Airways Corp.
(a)
28,007
1,012 Southwest Airlines Co. 32,829
425 United Airlines Holdings, Inc.
(a)
33,843
194,792
PERSONAL CARE PRODUCTS 0.4%
501 Estee Lauder Cos., Inc. (The) - Class A 40,481
1,426 Kenvue, Inc. 29,846
70,327
PHARMACEUTICALS 1.5%
703 Bristol-Myers Squibb Co. 32,542
47 Eli Lilly & Co. 36,638
218 Johnson & Johnson 33,300
438 Merck & Co., Inc. 34,672
1,437 Pfizer, Inc. 34,833
3,852 Viatris, Inc. 34,398
200 Zoetis, Inc. - Class A 31,190
237,573
PROFESSIONAL SERVICES 1.9%
104 Automatic Data Processing, Inc. 32,074
320 Booz Allen Hamilton Holding Corp. - Class A 33,322
79 CACI International, Inc. - Class A
(a)
37,659
598 Concentrix Corp. 31,607
267 Jacobs Solutions, Inc. 35,097
648 KBR, Inc. 31,065
228 Leidos Holdings, Inc. 35,969
802 ManpowerGroup, Inc. 32,401
294 Science Applications International Corp. 33,107
302,301
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
272 CBRE Group, Inc. - Class A
(a)
38,113

|
June 30, 2025

SHARES SECURITY DESCRIPTION VALUE $
153 Jones Lang LaSalle, Inc.
(a)
39,134
77,247
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
305 Advanced Micro Devices, Inc.
(a)
43,280
158 Analog Devices, Inc. 37,607
216 Applied Materials, Inc. 39,543
140 Broadcom, Inc. 38,591
1,723 Intel Corp. 38,595
45 KLA Corp. 40,308
418 Lam Research Corp. 40,688
583 Microchip Technology, Inc. 41,026
356 Micron Technology, Inc. 43,878
251 NVIDIA Corp. 39,655
231 QUALCOMM, Inc. 36,789
186 Texas Instruments, Inc. 38,617
478,577
SOFTWARE 1.8%
82 Adobe, Inc.
(a)
31,724
45 Intuit, Inc. 35,443
74 Microsoft Corp. 36,808
205 Oracle Corp. 44,820
177 Palo Alto Networks, Inc.
(a)
36,221
128 Salesforce, Inc. 34,904
33 ServiceNow, Inc.
(a)
33,927
136 Workday, Inc. - Class A
(a)
32,640
286,487
SPECIALIZED REITS 0.4%
157 American Tower Corp. 34,700
38 Equinix, Inc. 30,228
64,928
SPECIALTY RETAIL 5.5%
705 Advance Auto Parts, Inc. 32,775
149 Asbury Automotive Group, Inc.
(a)
35,542
185 AutoNation, Inc.
(a)
36,750
9 AutoZone, Inc.
(a)
33,410
505 Best Buy Co., Inc. 33,901
148 Burlington Stores, Inc.
(a)
34,431
523 CarMax, Inc.
(a)
35,151
104 Carvana Co. - Class A
(a)
35,044
753 Chewy, Inc. - Class A
(a)
32,093
189 Dick's Sporting Goods, Inc. 37,386
1,424 Foot Locker, Inc.
(a)
34,888
1,495 Gap, Inc. (The) 32,606
80 Group 1 Automotive, Inc. 34,937
92 Home Depot, Inc. (The) 33,731
108 Lithia Motors, Inc. - Class A 36,485
151 Lowe's Cos., Inc. 33,502
79 Murphy USA, Inc. 32,137
375 O'Reilly Automotive, Inc.
(a)
33,799
205 Penske Automotive Group, Inc. 35,221
SHARES SECURITY DESCRIPTION VALUE $
241 Ross Stores, Inc. 30,747
483 Sonic Automotive, Inc. - Class A 38,606
267 TJX Cos., Inc. (The) 32,972
696 Tractor Supply Co. 36,728
72 Ulta Beauty, Inc.
(a)
33,683
815 Wayfair, Inc. - Class A
(a)
41,680
209 Williams-Sonoma, Inc. 34,144
902,349
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.4%
170 Apple, Inc. 34,879
304 Dell Technologies, Inc. - Class C 37,270
1,955 Hewlett Packard Enterprise Co. 39,980
1,356 HP, Inc. 33,168
844 Super Micro Computer, Inc.
(a)
41,364
652 Western Digital Corp. 41,722
228,383
TEXTILES, APPAREL & LUXURY GOODS 1.0%
107 Lululemon Athletica, Inc.
(a)
25,421
557 NIKE, Inc. - Class B 39,568
401 PVH Corp. 27,509
546 Skechers USA, Inc. - Class A
(a)
34,453
2,705 VF Corp. 31,784
158,735
TOBACCO 0.4%
560 Altria Group, Inc. 32,833
187 Philip Morris International, Inc. 34,058
66,891
TRADING COMPANIES & DISTRIBUTORS 1.6%
617 Core & Main, Inc. - Class A
(a)
37,236
815 Fastenal Co. 34,230
186 Ferguson Enterprises, Inc. 40,502
48 United Rentals, Inc. 36,163
76 Watsco, Inc. 33,563
200 WESCO International, Inc. 37,040
31 WW Grainger, Inc. 32,247
250,981
Total Common Stocks
(Cost $15,534,738) 15,972,808
SHORT TERM INVESTMENTS 0.5%
43,071 JPMorgan U.S. Government Money
Market Fund - Class IM 4.26%
(b)
43,071
43,071 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.23%
(b)
43,071
Total Short Term Investments
(Cost $86,142) 86,142
Total Investments 100.1%
(Cost $15,620,880) 16,058,950
Liabilities in Excess of Other Assets (0.1)% (12,181)
NET ASSETS 100.0% $16,046,769
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
June 30, 2025

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 3.8%
Dividend Solar Loans LLC ,
278,605 Series 2017-1-C 7.00%
(a)
03/22/2038 249,448
Horizon Aircraft Finance IV Ltd. ,
298,375 Series 2024-1-A 5.38%
(a)
09/15/2049 299,132
Lunar Structured Aircraft Portfolio Notes ,
282,236 Series 2021-1-B 3.43%
(a)
10/15/2046 265,073
Pagaya Ai Debt Grantor Trust ,
240,142 Series 2024-9-D 6.17%
(a)
03/15/2032 240,222
Pagaya AI Debt Grantor Trust ,
186,333 Series 2024-8-D 6.53%
(a)
01/15/2032 187,244
QTS Issuer ABS I LLC ,
150,000 Series 2025-1A-B 5.93%
(a)
05/25/2055 152,340
Retained Vantage Data Centers Issuer LLC ,
150,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 150,440
Willis Engine Structured Trust V ,
228,384 Series 2020-A-C 6.66%
(a)
03/15/2045 224,126
Total Asset Backed Obligations
(Cost $1,749,422) 1,768,025
BANK LOANS 28.2%
1261229 BC Ltd. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 10.56% 10/08/2030 19,333
Acrisure LLC ,
124,375 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 11/06/2030 124,229
Acuris Finance U.S., Inc. ,
49,874 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.05% 02/16/2028 49,984
ADMI Corp. ,
158,763 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.19% 12/23/2027 151,817
AI Aqua Merger Sub, Inc. ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month
+ 3.25%, 0.50%
Floor ) 7.42% 07/31/2028 154,955
Alera Group, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 05/31/2032 90,371
Alliant Holdings Intermediate LLC ,
154,225 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 09/19/2031 154,434
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Allied Universal Holdco LLC ,
94,999 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.18% 05/12/2028 95,559
American Airlines, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 05/28/2032 90,697
AmWINS Group, Inc. ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor ) 6.58% 01/30/2032 59,788
Apro LLC ,
114,711 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 8.06% 07/09/2031 114,568
Arches Buyer, Inc. ,
69,817 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.68% 12/06/2027 69,045
Ardonagh Group Finco Pty. Ltd. ,
135,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.75% ) 7.31% 02/18/2031 134,325
Ascend Learning LLC ,
200,429 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.33% 12/11/2028 200,626
Asurion LLC ,
89,770 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.68% 08/21/2028 88,944
99,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.58% 09/19/2030 96,988
AthenaHealth Group, Inc. ,
204,488 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor ) 7.08% 02/15/2029 204,513

|
June 30, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Aveanna Healthcare LLC ,
205,968 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.18% 07/17/2028 202,042
Bausch + Lomb Corp. ,
215,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.25% ) 8.57% 01/15/2031 215,673
BCPE Empire Holdings, Inc. ,
154,225 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.58% 12/11/2030 153,531
Beach Acquisition Bidco LLC ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.32% 06/25/2032 65,406
Boxer Parent Co., Inc. ,
139,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.33% 07/30/2031 138,943
85,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 10.08% 07/30/2032 82,928
Brand Industrial Services, Inc. ,
54,861 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor ) 8.78% 08/01/2030 46,142
Broadstreet Partners, Inc. ,
153,835 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 06/16/2031 154,192
Camelot U.S. Acquisition LLC ,
150,119 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 01/31/2031 148,759
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 01/31/2031 80,150
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cengage Learning, Inc. ,
154,225 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 1.00%
Floor ) 7.83% 03/24/2031 154,774
Central Parent LLC ,
14,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 07/06/2029 12,500
Chariot Buyer LLC ,
234,393 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.68% 11/03/2028 235,058
CHG Healthcare Services, Inc. ,
199,497 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.33% 09/29/2028 200,414
Clarios Global LP ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 01/28/2032 230,504
Clearwater Analytics LLC ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.52% 04/21/2032 10,013
Cloud Software Group, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 03/21/2031 50,015
ClubCorp Holdings, Inc. ,
135,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00% ) 9.56% 09/18/2026 135,338
Colossus Acquireco LLC ,
260,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
1.75% ) 6.07% 06/14/2032 258,603
CommScope, Inc. ,
145,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.58% 12/18/2029 146,979

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Compass Power Generation LLC ,
140,354 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.56% 04/16/2029 141,318
Corpay Technologies Operating Co. LLC ,
14,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.08% 04/28/2028 14,944
Cotiviti, Inc. ,
69,264 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 05/01/2031 69,026
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 03/26/2032 59,787
Creative Artists Agency LLC ,
4,974 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 10/01/2031 4,995
Crown Finance U.S., Inc. ,
39,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.57% 12/02/2031 39,877
Cube Industrial Buyer, Inc. ,
235,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.52% 10/18/2031 236,542
Curium BidCo Sarl ,
49,224 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.80% 07/31/2029 49,419
DG Investment Intermediate Holdings 2, Inc. ,
199,482 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.75%
Floor ) 7.94% 03/31/2028 200,098
EAB Global, Inc. ,
59,848 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 08/16/2030 58,876
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Eagle Parent Corp. ,
109,308 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 04/02/2029 108,579
Edelman Financial Engines Center LLC (The) ,
229,424 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 04/07/2028 229,934
EG Finco Ltd. ,
44,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.58% 02/07/2028 44,922
Fertitta Entertainment LLC ,
148,821 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor ) 7.83% 01/29/2029 148,827
First Advantage Holdings LLC ,
203,589 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 10/31/2031 203,939
Flutter Financing BV ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.30% 06/04/2032 35,044
Focus Financial Partners LLC ,
144,188 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 09/15/2031 144,044
Freeport LNG Investments LLLP ,
66,998 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.52% 12/21/2028 67,152
Gainwell Acquisition Corp. ,
224,533 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.40% 10/01/2027 216,842
Garda World Security Corp. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.31% 02/01/2029 105,320

|
June 30, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GBT U.S. III LLC ,
4,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.78% 07/25/2031 4,990
GC Ferry Acquisition I, Inc. ,
111,042 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.82% 06/02/2032 109,237
Gen Digital, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.08% 04/16/2032 69,965
GFL Environmental Services, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.82% 03/03/2032 90,169
Grant Thornton Advisors LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 06/02/2031 85,244
Gray Media, Inc. ,
19,783 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.44% 12/01/2028 19,205
Great Outdoors Group LLC ,
59,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.58% 01/23/2032 59,710
Helios Software Holdings, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.80% 07/18/2030 49,994
Herc Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.32% 06/02/2032 30,150
Hexion Holdings Corp. ,
80,034 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.31% 03/15/2029 79,959
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Hightower Holding LLC ,
250,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.26% 02/03/2032 249,793
Hunter Douglas, Inc. ,
56,032 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.55% 01/16/2032 55,903
Husky Injection Molding Systems Ltd. ,
188,970 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
4.50% ) 8.78% 02/15/2029 189,712
INEOS U.S. Finance LLC ,
34,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 02/07/2031 33,226
INEOS U.S. Petrochem LLC ,
99,109 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.68% 04/02/2029 92,543
Kaman Corp. ,
86,810 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 7.08% 02/26/2032 86,817
Kaseya, Inc. ,
24,938 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 03/05/2032 25,064
Kenan Advantage Group, Inc. (The) ,
153,835 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 01/25/2029 151,912
LBM Acquisition LLC ,
186,204 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.16% 06/06/2031 174,566
LC Ahab U.S. Bidco LLC ,
64,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 05/01/2031 64,765

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LifePoint Health, Inc. ,
143,214 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.01% 05/19/2031 141,916
Lightning Power LLC ,
153,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.55% 08/18/2031 154,297
Madison IAQ LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.51% 05/06/2032 80,316
Mavis Tire Express Services Topco Corp. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.33% 05/04/2028 29,948
McAfee Corp. ,
64,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 03/01/2029 63,101
MH Sub I LLC ,
78,853 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.58% 12/31/2031 68,726
Michaels Cos., Inc. (The) ,
34,909 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.81% 04/17/2028 29,345
Minimax Viking GmbH ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.58% 03/17/2032 20,113
Mitchell International, Inc. ,
79,669 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.58% 06/17/2031 79,695
MIWD Holdco II LLC ,
74,811 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 03/28/2031 75,066
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NEP Group, Inc. ,
80,188 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.84% 08/19/2026 73,992
Nouryon Finance BV ,
234,405 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.51% 04/03/2028 235,798
Olympus Water U.S. Holding Corp. ,
209,474 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.00%, 0.50%
Floor ) 7.30% 06/23/2031 207,427
OneDigital Borrower LLC ,
164,584 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.33% 07/02/2031 164,533
Ontario Gaming GTA LP ,
39,899 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.55% 08/01/2030 39,568
Opal LLC ,
205,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.25% ) 7.44% 03/31/2032 206,090
Peraton Corp. ,
54,854 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.18% 02/01/2028 48,580
PetSmart LLC ,
80,064 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 8.18% 02/11/2028 79,414
Polaris Newco LLC ,
74,215 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.29% 06/02/2028 72,426

|
June 30, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Prime Security Services Borrower LLC ,
139,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 03/08/2032 138,705
Queen MergerCo , Inc. ,
15,111 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.28% 04/30/2032 15,233
Quikrete Holdings, Inc. ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.58% 02/10/2032 59,843
Radiology Partners, Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.50% ) 8.82% 06/28/2032 158,900
RealPage, Inc. ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 04/24/2028 20,007
Sabre GLBL, Inc. ,
39,881 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.94% 12/17/2027 39,340
9,975 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 0.50%
Floor ) 10.43% 11/15/2029 9,975
Savor Acquisition, Inc. ,
45,690 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 02/19/2032 46,022
Sedgwick Claims Management Services, Inc. ,
204,485 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 07/31/2031 205,451
Southern Veterinary Partners LLC ,
204,488 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.53% 12/04/2031 204,958
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
StubHub Holdco Sub LLC ,
84,174 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.08% 03/15/2030 81,929
Team Health Holdings, Inc. ,
39,655 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.25%, 1.00%
Floor ) 9.53% 03/02/2027 39,518
Tecta America Corp. ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.33% 02/18/2032 60,206
Tiger Acquisition LLC ,
139,211 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.08% 06/01/2028 139,695
TransDigm , Inc. ,
158,797 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.80% 02/28/2031 159,258
Trident TPI Holdings, Inc. ,
129,288 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 8.05% 09/15/2028 127,204
Trucordia Insurance Holdings LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.56% 06/14/2032 115,359
Vantage Specialty Chemicals, Inc. ,
140,908 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.75%, 0.50%
Floor ) 9.03% 10/26/2026 136,781
Verde Purchaser LLC ,
44,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.30% 11/30/2030 45,050
Vestis Corp. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.58% 02/24/2031 77,000

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Victra Holdings LLC ,
58,809 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.75%
Floor ) 8.55% 03/30/2029 58,901
Voyager Parent LLC ,
250,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
4.75% ) 9.08% 05/10/2032 247,777
Wand NewCo 3, Inc. ,
149,558 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.83% 01/30/2031 149,063
White Cap Supply Holdings LLC ,
99,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 10/19/2029 99,332
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.57% 06/16/2032 25,021
WR Grace Holdings LLC ,
39,897 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.55% 09/22/2028 40,005
Zayo Group Holdings, Inc. ,
34,820 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.58% 03/09/2027 33,532
Zelis Payments Buyer, Inc. ,
99,749 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.58% 11/26/2031 99,354
Total Bank Loans
(Cost $13,045,867) 13,028,319
COLLATERALIZED LOAN OBLIGATIONS 6.2%
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.22%
(a)
07/19/2031 998,076
BDS Ltd. ,
150,000
Series 2021-FL9-C
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.33%
(a)
11/16/2038 149,719
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRSP Ltd. ,
150,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.81%,
2.70% Floor ) 7.13%
(a)
08/19/2038 145,674
BSPDF Issuer Ltd. ,
100,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.86%,
2.75% Floor ) 7.18%
(a)
10/15/2036 98,844
Greystone CRE Notes Ltd. ,
100,000 Series 2021-FL3-D
(CME Term SOFR
1 Month + 2.31% ) 6.63%
(a)
07/15/2039 99,449
HGI CRE CLO Ltd. ,
100,000 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 6.13%
(a)
06/16/2036 100,104
150,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor ) 5.93%
(a)
09/17/2036 149,874
100,000 Series 2021-FL2-D
(CME Term SOFR
1 Month + 2.26% ) 6.58%
(a)
09/17/2036 99,882
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.73%
(a)
02/15/2039 149,472
LoanCore Issuer Ltd. ,
150,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.73%
(a)
11/15/2038 150,526
100,000 Series 2021-CRE6-D
(CME Term SOFR
1 Month + 2.96% ) 7.28%
(a)
11/15/2038 100,350
M360 Ltd. ,
17,101 Series 2021-CRE3-A
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.94%
(a)
11/22/2038 17,127
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL5-E
(CME Term SOFR
1 Month + 3.11%,
3.11% Floor ) 7.43%
(a)
07/15/2036 150,029
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor ) 7.23%
(a)
10/16/2036 145,545
PFP Ltd. ,
150,000 Series 2025-12-C
(CME Term SOFR
1 Month + 2.54% ) 6.86%
(a)
12/18/2042 150,210
Ready Capital Mortgage Financing LLC ,
150,000 Series 2023-FL11-B
(CME Term SOFR
1 Month + 3.53%,
3.53% Floor ) 7.85%
(a)
10/25/2039 150,540
Total Collateralized Loan Obligations
(Cost $2,847,390) 2,855,421

|
June 30, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FOREIGN CORPORATE BONDS 3.5%
AUSTRALIA 0.1%
62,000 Glencore Funding
LLC 5.67%
(a)
04/01/2035 63,279
BERMUDA 0.2%
63,000 Aspen Insurance
Holdings Ltd. 5.75% 07/01/2030 64,071
CANADA 1.9%
62,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 63,706
66,000 CCL Industries, Inc. 3.05%
(a)
06/01/2030 61,260
63,000 Element Fleet
Management
Corp. 5.04%
(a)
03/25/2030 63,582
73,000 Enbridge, Inc. (CME
Term SOFR 3
Month + 4.15%) 6.00% 01/15/2077 73,083
230,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 236,224
174,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 182,143
150,000 Ontario Gaming
GTA LP 8.00%
(a)
08/01/2030 150,603
64,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 64,588
895,189
CAYMAN ISLANDS 1.0%
464,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 476,232
UNITED KINGDOM 0.3%
62,000 BAT Capital Corp. 5.63% 08/15/2035 63,116
70,000 Macquarie
Airfinance
Holdings Ltd. 8.13%
(a)
03/30/2029 73,262
136,378
Total Foreign Corporate Bonds
(Cost $1,622,600) 1,635,149
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 9.3%
1345T ,
100,000 Series 2025-AOA-D
(CME Term SOFR
1 Month + 3.00% ) 7.30%
(a)
06/15/2030 100,422
ALA Trust ,
150,000 Series
2025-OANA-A
(CME Term SOFR
1 Month + 1.74% ) 6.04%
(a)
06/15/2040 151,055
Arbor Multifamily Mortgage Securities Trust ,
3,761,933 Series 2020-MF1-XA 1.05%
(a)(b)(c)
05/15/2053 135,071
130,000 Series 2021-MF3-A2 2.21%
(a)
10/15/2054 124,955
BANK ,
4,294,323 Series
2021-BN32-XA 0.87%
(b)(c)
04/15/2054 134,426
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BBCMS Mortgage Trust ,
171,000 Series 2024-5C29-D 4.00%
(a)
09/15/2057 149,824
170,000 Series 2024-5C31-D 4.25%
(a)
12/15/2057 149,419
Benchmark Mortgage Trust ,
3,967,861 Series 2024-V12-XA 1.07%
(b)(c)
12/15/2057 133,714
3,568,000 Series 2025-V15-XA 1.12%
(b)(c)
06/15/2058 173,301
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(a)
02/15/2057 133,225
150,000 Series 2024-5C5-D 4.50%
(a)
02/15/2057 132,831
150,000 Series 2025-5C10-C 6.49%
(b)
05/15/2058 154,349
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor ) 6.70%
(a)
06/15/2041 100,329
BX Commercial Mortgage Trust ,
150,000 Series
2022-CSMO-A
(CME Term SOFR
1 Month + 2.11% ) 6.43%
(a)
06/15/2027 151,133
100,000 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor ) 6.90%
(a)
11/15/2041 100,304
76,042 Series
2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.00%
(a)
05/15/2041 76,120
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.00%
(a)
02/15/2039 88,950
BX Trust ,
100,000 Series 2018-GW-D
(CME Term SOFR
1 Month + 2.07%,
1.77% Floor ) 6.38%
(a)
05/15/2035 99,651
100,000 Series 2021-ARIA-D
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.32%
(a)
10/15/2036 99,878
105,000 Series
2021-MFM1-D
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.93%
(a)
01/15/2034 104,991
100,000 Series 2021-VIEW-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.23%
(a)
06/15/2036 99,320
147,000 Series 2022-PSB-D
(CME Term SOFR
1 Month + 4.69% ) 9.00%
(a)
08/15/2039 147,184
83,924 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 7.00%
(a)
04/15/2041 84,238
CSMC Trust ,
56,098 Series 2017-PFHP-A
(CME Term SOFR
1 Month + 1.00%,
0.95% Floor ) 5.31%
(a)
12/15/2030 55,953

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Extended Stay America Trust ,
145,814 Series 2021-ESH-D
(CME Term SOFR
1 Month + 2.36% ) 6.68%
(a)
07/15/2038 146,154
Great Wolf Trust ,
100,000 Series
2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor ) 7.20%
(a)
03/15/2039 100,537
GS Mortgage Securities Trust ,
100,000 Series
2015-590M-D 3.93%
(a)(b)
10/10/2035 99,488
Hilton USA Trust ,
100,000 Series 2016-SFP-A 2.83%
(a)
11/05/2035 85,046
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 130,498
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.78%
(a)
07/15/2038 99,976
Morgan Stanley Bank of America Merrill Lynch Trust ,
98,497 Series 2013-C11-AS 4.21%
(b)
08/15/2046 92,598
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor ) 7.26%
(a)
03/15/2039 99,992
Natixis Commercial Mortgage Securities Trust ,
142,210 Series 2022-RRI-B
(CME Term SOFR
1 Month + 2.45% ) 6.76%
(a)
03/15/2035 142,379
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(b)
10/15/2051 142,082
Wells Fargo Commercial Mortgage Trust ,
200,000 Series 2025-5C4-D 4.50%
(a)
05/15/2058 174,177
2,069,744 Series 2025-5C4-XA 1.35%
(b)(c)
05/15/2058 99,033
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $4,274,730) 4,292,603
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 8.6%
DataBank Issuer ,
185,000 Series 2024-1A-A2 5.30%
(a)
01/26/2054 184,471
FHLMC STACR REMIC Trust ,
300,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 6.31%
(a)
03/25/2044 303,290
J.P. Morgan Mortgage Trust ,
500,000 Series 2024-VIS2-B2 7.72%
(a)(b)
11/25/2064 491,086
OBX Trust ,
600,000 Series
2024-NQM17-M1 6.65%
(a)(b)
11/25/2064 610,162
625,000 Series
2024-NQM18-M1 6.17%
(a)(b)
10/25/2064 629,027
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(a)(b)
11/25/2069 623,910
500,000 Series 2025-1-B1 7.01%
(a)(b)
01/25/2070 501,069
625,000 Series 2025-2-B1 6.97%
(a)
03/25/2070 625,998
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $3,944,867) 3,969,013
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US CORPORATE BONDS 35.2%
120,000 Acrisure LLC 6.75%
(a)
07/01/2032 121,806
37,000 Agilent
Technologies,
Inc. 4.75% 09/09/2034 36,429
63,000 Agree LP 5.63% 06/15/2034 64,615
174,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 181,931
44,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 46,163
43,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 43,919
64,000 American National
Group, Inc. 6.00% 07/15/2035 64,407
191,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 188,176
43,000 AutoZone, Inc. 5.13% 06/15/2030 44,103
155,000 Azorra Finance Ltd. 7.25%
(a)
01/15/2031 158,630
174,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 181,830
95,000 Brown & Brown,
Inc. 5.25% 06/23/2032 96,948
95,000 Builders
FirstSource , Inc. 6.38%
(a)
03/01/2034 96,931
70,000 Builders
FirstSource , Inc. 6.75%
(a)
05/15/2035 72,160
50,000 CACI International,
Inc. 6.38%
(a)
06/15/2033 51,660
305,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 299,308
250,000 Carnival Corp. 5.88%
(a)
06/15/2031 254,844
68,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 67,828
50,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 48,477
191,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 181,288
20,000 Celanese US
Holdings LLC 6.50% 04/15/2030 20,486
20,000 Celanese US
Holdings LLC 6.75% 04/15/2033 20,224
53,000 Centene Corp. 4.63% 12/15/2029 51,585
19,000 Central Parent LLC 8.00%
(a)
06/15/2029 15,729
125,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 127,781
100,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 96,268
63,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 63,735
40,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 41,006
190,000 Clarios Global LP 6.75%
(a)
02/15/2030 197,712
30,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 27,772
65,000 Clear Channel
Outdoor
Holdings, Inc. 7.88%
(a)
04/01/2030 67,155
80,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 82,151
75,000 CNX Midstream
Partners LP 4.75%
(a)
04/15/2030 71,038
245,000 CommScope LLC 9.50%
(a)
12/15/2031 256,747

|
June 30, 2025

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
370,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 374,140
10,000 Consumers Energy
Co. 4.50% 01/15/2031 10,043
45,000 CoreWeave , Inc. 9.25%
(a)
06/01/2030 46,043
45,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 41,409
70,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 70,966
40,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 38,671
64,000 Delta Air Lines, Inc. 4.95% 07/10/2028 64,407
185,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 184,512
36,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 27,923
84,000 EchoStar Corp. 10.75% 11/30/2029 86,591
63,000 EIDP, Inc. 5.13% 05/15/2032 64,307
70,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 71,764
180,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 184,216
72,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 74,675
64,000 Extra Space Storage
LP 5.40% 06/15/2035 64,370
31,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 28,632
63,000 Florida Gas
Transmission
Co. LLC 5.75%
(a)
07/15/2035 64,496
35,000 FTAI Aviation
Investors LLC 5.88%
(a)
04/15/2033 34,588
130,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 126,408
90,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 91,946
50,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 50,874
62,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.55%) 5.33% 07/23/2035 62,566
180,000 Gray Media, Inc. 10.50%
(a)
07/15/2029 193,513
185,000 Griffon Corp. 5.75% 03/01/2028 185,095
44,000 Guardian Life
Global Funding 4.80%
(a)
04/28/2030 44,784
179,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 183,672
70,000 Herc Holdings, Inc. 7.00%
(a)
06/15/2030 73,149
65,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 63,621
92,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 96,211
35,000 Icahn Enterprises
LP 5.25% 05/15/2027 33,942
200,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 205,781
65,000 JBS USA Holding
Lux Sarl 5.50%
(a)
01/15/2036 65,136
25,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 24,338
62,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 63,554
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
17,000 Keurig Dr Pepper,
Inc. 4.60% 05/15/2030 17,091
30,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 27,300
145,000 Level 3 Financing,
Inc. 6.88%
(a)
06/30/2033 147,645
260,000 Life Time, Inc. 6.00%
(a)
11/15/2031 264,309
65,000 LifePoint Health,
Inc. 8.38%
(a)
02/15/2032 69,313
64,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 66,107
64,000 Lineage OP LP 5.25%
(a)
07/15/2030 64,413
245,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 241,178
43,000 Mars, Inc. 4.80%
(a)
03/01/2030 43,583
64,000 Marvell
Technology, Inc. 4.75% 07/15/2030 64,302
62,000 MasTec , Inc. 5.90% 06/15/2029 64,179
90,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 89,364
92,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 94,638
40,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 32,180
115,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 118,023
44,000 Molex Electronic
Technologies LLC 4.75%
(a)
04/30/2028 44,284
63,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 64,081
35,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 33,540
43,000 Newmont Corp. 5.35% 03/15/2034 44,140
70,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 72,798
72,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 75,130
64,000 Norfolk Southern
Corp. 5.10% 05/01/2035 64,348
35,000 Novelis Corp. 6.88%
(a)
01/30/2030 36,209
30,000 Olin Corp. 6.63%
(a)
04/01/2033 29,564
74,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 63,917
174,000 OneMain Finance
Corp. 7.50% 05/15/2031 181,929
50,000 OneMain Finance
Corp. 7.13% 09/15/2032 51,826
179,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 186,054
230,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 236,685
62,000 Paychex, Inc. 5.35% 04/15/2032 63,692

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
130,000 PennyMac Financial
Services, Inc. 6.88%
(a)
05/15/2032 133,002
344,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 356,834
250,000 PetSmart, Inc. 7.75%
(a)
02/15/2029 243,181
220,000 Pike Corp. 8.63%
(a)
01/31/2031 239,542
63,000 PSEG Power LLC 5.20%
(a)
05/15/2030 64,316
72,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 64,991
230,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 237,464
350,000 QXO Building
Products, Inc. 6.75%
(a)
04/30/2032 361,446
140,000 Radiology Partners,
Inc. 8.50%
(a)
07/15/2032 140,501
120,000 RHP Hotel
Properties LP 6.50%
(a)
06/15/2033 123,525
125,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 125,262
70,000 Rocket Cos., Inc. 6.13%
(a)
08/01/2030 71,376
70,000 Rocket Cos., Inc. 6.38%
(a)
08/01/2033 71,711
63,000 Rollins, Inc. 5.25% 02/24/2035 63,264
120,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 123,756
90,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 94,836
185,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 183,901
285,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 293,069
135,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 139,328
65,000 SM Energy Co. 7.00%
(a)
08/01/2032 64,118
61,000 Solventum Corp. 5.40% 03/01/2029 62,832
92,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 94,896
90,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 92,276
45,000 Staples, Inc. 10.75%
(a)
09/01/2029 42,814
50,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 49,624
44,000 State Street Corp.
(SOFR + 0.95%) 4.54% 04/24/2028 44,296
65,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 66,847
63,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(a)
01/15/2031 64,127
90,000 TransDigm , Inc. 6.88%
(a)
12/15/2030 93,447
130,000 TransDigm , Inc. 6.38%
(a)
05/31/2033 130,443
138,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 146,560
174,000 UKG, Inc. 6.88%
(a)
02/01/2031 180,647
175,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 172,893
60,000 Uniti Group LP 8.63%
(a)
06/15/2032 60,660
190,000 US Foods, Inc. 5.75%
(a)
04/15/2033 190,276
85,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 87,880
83,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 89,689
110,000 Venture Global
Plaquemines LNG
LLC 7.50%
(a)
05/01/2033 117,867
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Venture Global
Plaquemines LNG
LLC 6.50%
(a)
01/15/2034 85,000
40,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 43,350
169,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 177,261
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 47,069
85,000 Voyager Parent LLC 9.25%
(a)
07/01/2032 88,489
169,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 178,313
175,000 Walker & Dunlop,
Inc. 6.63%
(a)
04/01/2033 180,006
394,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 414,421
62,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 63,516
255,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 263,744
53,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 53,767
70,000 Whirlpool Corp. 6.50% 06/15/2033 70,290
30,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 31,444
71,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 64,335
269,000 XHR LP 6.63%
(a)
05/15/2030 274,411
100,000 XPO, Inc. 7.13%
(a)
06/01/2031 104,930
Total US Corporate Bonds
(Cost $16,077,674) 16,312,850
SHORT TERM INVESTMENTS 9.4%
1,597,266 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.26%
(d)
1,597,266
1,597,266 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.23%
(d)
1,597,266
1,000,000 U.S. Treasury Bills 0.00% 08/12/2025 994,993
163,000 U.S. Treasury Bills 0.00% 09/16/2025 161,522
Total Short Term Investments
(Cost $4,351,195) 4,351,047
Total Investments 104.2%
(Cost $47,913,745) 48,212,427
Liabilities in Excess of Other Assets (4.2)% (1,942,169)
NET ASSETS 100.0% $46,270,258

|
June 30, 2025

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to approximately $26,853,563 or 58.04% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FTAI Fortress Transportation and Infrastructure Investors LLC
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Unaudited)
June 30, 2025

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 97.2%
Aaset Ltd. ,
1,000,000 Series 2025-2A-A 5.52%
(a)
02/16/2050 1,012,138
Aaset Trust ,
605,244 Series 2021-2A-A 2.80%
(a)
01/15/2047 566,097
717,872 Series 2024-1A-B 6.90%
(a)
05/16/2049 728,130
AB Issuer LLC ,
709,390 Series 2021-1-A2 3.73%
(a)
07/30/2051 664,574
Affirm Asset Securitization Trust ,
1,179,000 Series 2023-X1-C 8.25%
(a)
11/15/2028 1,183,508
ALTDE Trust ,
979,372 Series 2025-1A-B 6.53%
(a)
08/15/2050 980,263
AutoNation Finance Trust ,
750,000 Series 2025-1A-C 5.19%
(a)
12/10/2030 761,604
700,000 Series 2025-1A-D 5.63%
(a)
09/10/2032 710,499
BHG Securitization Trust ,
163,838 Series 2022-A-B 2.70%
(a)
02/20/2035 162,025
Blackbird Capital Aircraft Lease Securitization Ltd. ,
103,711 Series 2016-1A-B 5.68%
(a)(b)
12/16/2041 101,444
Blackbird Capital II Aircraft Lease Ltd. ,
1,162,001 Series 2021-1A-A 2.44%
(a)
07/15/2046 1,093,738
376,562 Series 2021-1A-B 3.45%
(a)
07/15/2046 352,069
Bojangles Issuer LLC ,
925,000 Series 2024-1A-A2 6.58%
(a)
11/20/2054 945,058
Carvana Auto Receivables Trust ,
827,120 Series 2021-N1-E 2.88%
(a)
01/10/2028 814,538
420,000 Series 2021-P4-A4 1.64% 12/10/2027 413,256
Castlelake Aircraft Structured Trust ,
99,606 Series 2021-1A-B 6.66%
(a)
01/15/2046 99,497
1,460,184 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,481,019
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 1,009,369
500,000 Series 2024-2A-A2 5.92%
(a)
11/22/2049 503,099
Cologix Data Centers US Issuer LLC ,
1,250,000 Series 2021-1A-B 3.79%
(a)
12/26/2051 1,201,400
Compass Datacenters Issuer II LLC ,
1,000,000 Series 2024-1A-A2 5.75%
(a)
02/25/2049 1,012,341
107,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 110,076
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-1A-A3 5.85%
(a)
02/25/2050 1,010,016
CPS Auto Receivables Trust ,
191,476 Series 2022-A-D 2.84%
(a)
04/16/2029 189,575
1,000,000 Series 2024-D-C 4.76%
(a)
01/15/2031 999,586
Dividend Solar Loans LLC ,
1,025,690 Series 2018-1-B 4.29%
(a)
07/20/2038 951,960
286,734 Series 2019-1-A 3.67%
(a)
08/22/2039 263,876
EWC Master Issuer LLC ,
1,212,500 Series 2022-1A-A2 5.50%
(a)
03/15/2052 1,195,775
Foundation Finance Trust ,
762,076 Series 2023-1A-B 6.27%
(a)
12/15/2043 784,679
Global SC Finance VII Srl ,
128,162 Series 2020-1A-A 2.17%
(a)
10/17/2040 122,230
120,925 Series 2020-2A-A 2.26%
(a)
11/19/2040 115,493
Goodgreen Trust ,
55,710 Series 2017-2A-A 3.26%
(a)
10/15/2053 49,860
162,736 Series 2021-1A-A 2.66%
(a)
10/15/2056 134,563
GoodLeap Home Improvement Solutions Trust ,
1,180,220 Series 2025-1A-B 6.27%
(a)
02/20/2049 1,208,063
GreenSky Home Improvement Issuer Trust ,
975,000 Series 2025-1A-D 6.22%
(a)
03/25/2060 984,699
Horizon Aircraft Finance IV Ltd. ,
721,875 Series 2024-1-A 5.38%
(a)
09/15/2049 723,706
Jack in the Box Funding LLC ,
187,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 167,048
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
JG Wentworth XXII LLC ,
189,508 Series 2010-3A-A 3.82%
(a)
12/15/2048 187,503
JGWPT XXVII LLC ,
1,263,530 Series 2012-3A-A 3.22%
(a)
09/15/2065 1,143,128
Labrador Aviation Finance Ltd. ,
394,929 Series 2016-1A-A1 4.30%
(a)
01/15/2042 376,305
Loanpal Solar Loan Ltd. ,
608,473 Series 2021-2GS-A 2.22%
(a)
03/20/2048 494,045
Lunar Structured Aircraft Portfolio Notes ,
381,811 Series 2021-1-A 2.64%
(a)
10/15/2046 355,656
1,700,469 Series 2021-1-B 3.43%
(a)
10/15/2046 1,597,064
MACH 1 Cayman Ltd. ,
39,142 Series 2019-1-B 4.34%
(a)
10/15/2039 37,289
MAPS Ltd. ,
28,633 Series 2018-1A-B 5.19%
(a)
05/15/2043 28,005
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 690,497
Mosaic Solar Loan Trust ,
347,106 Series 2020-1A-A 2.10%
(a)
04/20/2046 308,819
119,008 Series 2021-3A-B 1.92%
(a)
06/20/2052 91,424
1,165,083 Series 2023-1A-A 5.32%
(a)
06/20/2053 1,108,007
Navient Private Education Refi Loan Trust ,
1,500,000 Series 2020-BA-B 2.77%
(a)
01/15/2069 1,309,420
125,000 Series 2020-HA-B 2.78%
(a)
01/15/2069 107,316
Navigator Aviation Ltd. ,
1,175,595 Series 2024-1-B 6.09%
(a)
08/15/2049 1,190,692
Neighborly Issuer ,
1,021,680 Series 2022-1A-A2 3.70%
(a)
01/30/2052 949,270
Pagaya AI Debt Grantor Trust ,
921,094 Series 2024-5-C 7.27%
(a)
10/15/2031 931,197
741,506 Series 2024-6-C 7.07%
(a)
11/15/2031 747,540
Primrose Funding LLC ,
800,000 Series 2025-1A-A2 6.46%
(a)
07/30/2055 812,607
Retained Vantage Data Centers Issuer LLC ,
1,000,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 1,002,934
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 990,133
1,500,000 Series 2025-2-A2 5.97%
(a)
04/20/2050 1,502,052
Santander Drive Auto Receivables Trust ,
740,565 Series 2023-5-A3 6.02% 09/15/2028 743,716
Sierra Timeshare Receivables Funding LLC ,
392,696 Series 2023-2A-B 6.28%
(a)
04/20/2040 403,859
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,268,627
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,265,321
SSI ABS Issuer LLC ,
500,000 Series 2025-1-A 6.15%
(a)
07/25/2065 501,752
Subway Funding LLC ,
995,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 1,023,521
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 1,013,575
Textainer Marine Containers VII Ltd. ,
136,622 Series 2020-1A-A 2.73%
(a)
08/21/2045 131,084
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 95,020
Upstart Securitization Trust ,
255,905 Series 2023-1-B 8.35%
(a)
02/20/2033 256,532
445,753 Series 2023-3-A 6.90%
(a)
10/20/2033 448,586
1,000,000 Series 2025-2-C 6.02%
(a)
06/20/2035 1,010,103
Vantage Data Centers Issuer LLC ,
1,575,000 Series 2020-1A-A2 1.65%
(a)
09/15/2045 1,562,829
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 248,483

|
June 30, 2025

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Cont.)
(Unaudited)
June 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wendy's Funding LLC ,
364,798 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 323,512
Willis Engine Structured Trust IV ,
1,148,442 Series 2018-A-A 4.75%
(a)(b)
09/15/2043 1,144,681
Total Asset Backed Obligations
(Cost $51,825,728) 52,208,975
SHORT TERM INVESTMENTS 2.6%
684,564 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.26%
(c)
684,564
684,564 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.23%
(c)
684,564
Total Short Term Investments
(Cost $1,369,128) 1,369,128
Total Investments 99.8%
(Cost $53,194,856) 53,578,103
Other Assets in Excess of Liabilities 0.2% 107,493
NET ASSETS 100.0% $53,685,596
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to approximately $51,052,003 or 95.09% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

Notes to Schedule of Investments

DoubleLine ETF Trust
(Unaudited)
June 30, 2025
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of June 30, 2025, the Trust consists of eight series, DoubleLine Opportunistic Core Bond ETF (the “Opportunistic Core Bond ETF”) (formerly known as DoubleLine
Opportunistic Bond ETF), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “Equities ETF”), DoubleLine Commercial Real Estate ETF
(the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the
"Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income
ETF (the "Multi-Sector Income ETF"), and DoubleLine Asset-Backed Securities ETF (the "Asset-Backed Securities ETF") (each a “Fund”
and collectively the “Funds”). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real Estate ETF, Mortgage ETF, Fortune
500 ETF, Multi-Sector Income ETF, and Asset-Backed Securities ETF are managed by DoubleLine ETF Adviser LP, and the Commodity
Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended June
30, 2025.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2025
|
June 30, 2025

Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
June 30, 2025
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 2025:
Category
DoubleLine Opportunistic
Core Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 310,818,816 $ — $ — $ —
Money Market Funds 13,375,314 406,524 14,521,962 — 1,447,640
Total Level 1 13,375,314 311,225,340 14,521,962 — 1,447,640
Level 2
US Government and Agency Mortgage
Backed Obligations 111,500,226 — 43,957,911 434,524,163 —
Non-Agency Commercial Mortgage Backed
Obligations 19,132,166 — 189,387,847 — —
Non-Agency Residential Collateralized
Mortgage Obligations 44,246,903 — 2,346,282 63,699,088 —
US Government and Agency Obligations 107,400,398 — — — —
Collateralized Loan Obligations 17,536,944 — 65,471,837 — —
US Corporate Bonds 73,180,421 — — — —
Asset Backed Obligations 44,135,149 — — — —
Foreign Corporate Bonds 33,759,992 — — — —
Other Short Term Investments 11,958,530 — — — 18,189,601
Bank Loans 12,018,385 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 1,904,110 — — — —
Total Level 2 476,773,224 — 301,163,877 498,223,251 18,189,601
Level 3 — — — — —
Total $ 490,148,538 $ 311,225,340 $ 315,685,839 $ 498,223,251 $ 19,637,241
Other Financial Instruments
Assets
Level 1
Futures $ 2,748,522 $ — $ — $ 1,162,879 $ —
Level 2
Unfunded Loan Commitments 100 — — — —
Level 3 — — — — —
Liabilities
Level 1
Futures $ (833,698) $ — $ — $ (26,344) $ —
Level 2
Unfunded Loan Commitments (34) — — — —
Excess Return Swaps — — — — (32,342)
Total Level 2 — — — — —
Level 3 — — — — —
Total $ 1,914,890 $ — $ — $ 1,136,535 $ (32,342)

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2025
|
June 30, 2025

Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-Backed
Securities ETF
Investments in Securities
Level 1
Common Stocks $ 15,972,808 $ — $ —
Money Market Funds 86,142 3,194,532 1,369,128
Total Level 1 16,058,950 3,194,532 1,369,128
Level 2
Asset Backed Obligations — 1,768,025 52,208,975
US Corporate Bonds — 16,312,850 —
Bank Loans — 13,028,319 —
Non-Agency Commercial Mortgage Backed
Obligations — 4,292,603 —
Non-Agency Residential Collateralized
Mortgage Obligations — 3,969,013 —
Collateralized Loan Obligations — 2,855,421 —
Foreign Corporate Bonds — 1,635,149 —
Other Short Term Investments — 1,156,515 —
Total Level 2 — 45,017,895 52,208,975
Level 3 — — —
Total $ 16,058,950 $ 48,212,427 $ 53,578,103
Other Financial Instruments
Assets
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — 15 —
Level 3 — — —
Liabilities
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — (35) —
Level 3 — — —
Total $ — $ (20) $ —
See the Schedules of Investments for further disaggregation of investment categories.